UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 2 of its series: Allspring Broad Market Core Bond ETF and Allspring Core Plus ETF.

Date of reporting period: August 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Broad Market Core Bond ETF (AFIX)

August 31, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Broad Market Core Bond ETF for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Broad Market Core Bond ETF	$19	0.19%

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Overweight allocations to other U.S. government securitizations, including Small Business Administration securitizations, taxable municipals, and corporates were the biggest contributors to performance. Our bond selections within agency residential mortgage-backed securities and corporates also enhanced returns. Yield-curve positioning was a relative drag on returns.

Treasury rates rose to multi-decade highs in 2026 on renewed concerns over inflation and government balance sheets. Despite rising rates, a meaningful income stream more than offset negative price returns, resulting in positive total returns. Credit spreads were durable, supported by a resilient U.S. economy and labor market, which drove outperformance across non-Treasury sectors.

Portfolio positioning was consistent, with only minor adjustments made to capture relative value opportunities. The portfolio is fully invested, with a modestly defensive posture. We plan to maintain a disciplined, quality-focused approach based on protecting capital and capturing selective opportunities while staying flexible as conditions evolve.

Total return based on a $10,000 investment

Table Summary
	Broad Market Core Bond ETF	Bloomberg U.S. Aggregate Bond Index
12/4/2024	$10,000	$10,000
12/31/2024	$9,841	$9,816
1/31/2025	$9,892	$9,868
2/28/2025	$10,119	$10,085
3/31/2025	$10,109	$10,089
4/30/2025	$10,154	$10,128
5/31/2025	$10,081	$10,056
6/30/2025	$10,241	$10,211
7/31/2025	$10,221	$10,184
8/31/2025	$10,350	$10,305
9/30/2025	$10,462	$10,418
10/31/2025	$10,538	$10,483
11/30/2025	$10,607	$10,548
12/31/2025	$10,577	$10,532
1/31/2026	$10,617	$10,544
2/28/2026	$10,811	$10,716
3/31/2026	$10,601	$10,528
4/30/2026	$10,615	$10,539
5/31/2026	$10,640	$10,572
6/30/2026	$10,672	$10,598
7/31/2026	$10,531	$10,460
8/31/2026	$10,566	$10,500

Broad Market Core Bond ETF

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (12/4/24)
Broad Market Core Bond ETF	2.09	3.22
Bloomberg U.S. Aggregate Bond Index	1.89	2.85

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$199,452,901
# of portfolio holdings	580
Portfolio turnover rate	95%
Total advisory fees paid	$358,328

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	32.0
Corporate bonds and notes	27.6
U.S. Treasury securities	14.7
Asset-backed securities	11.4
Non-agency mortgage-backed securities	6.1
Municipal obligations	4.3
Yankee corporate bonds and notes	3.9

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.75%, 2‑15‑2056	5.2
U.S. Treasury Bonds, 5.00%, 5‑15‑2046	3.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	3.2
FHLMC, 2.50%, 9‑1‑2051	1.5
FHLMC, 5.00%, 3‑1‑2056	1.5
U.S. Treasury Inflation-Indexed Notes, 1.88%, 1‑15‑2036	1.3
FHLMC, 5.50%, 1‑1‑2055	1.1
FNMA, 4.00%, 5‑1‑2051	0.9
FNMA, 3.50%, 2‑1‑2051	0.9
FNMA, 3.50%, 9‑1‑2050	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARAFIX 08-26

Annual Shareholder Report

Core Plus ETF (APLU)

August 31, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Core Plus ETF for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Plus ETF	$30	0.30%

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Total return based on a $10,000 investment

Table Summary
	Core Plus ETF	Bloomberg U.S. Aggregate Bond Index
12/4/2024	$10,000	$10,000
12/31/2024	$9,811	$9,816
1/31/2025	$9,882	$9,868
2/28/2025	$10,092	$10,085
3/31/2025	$10,064	$10,089
4/30/2025	$10,072	$10,128
5/31/2025	$10,028	$10,056
6/30/2025	$10,194	$10,211
7/31/2025	$10,182	$10,184
8/31/2025	$10,313	$10,305
9/30/2025	$10,427	$10,418
10/31/2025	$10,487	$10,483
11/30/2025	$10,547	$10,548
12/31/2025	$10,532	$10,532
1/31/2026	$10,578	$10,544
2/28/2026	$10,738	$10,716
3/31/2026	$10,514	$10,528
4/30/2026	$10,556	$10,539
5/31/2026	$10,596	$10,572
6/30/2026	$10,624	$10,598
7/31/2026	$10,477	$10,460
8/31/2026	$10,524	$10,500

Core Plus ETF

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	Since Inception (12/4/24)
Core Plus ETF	2.05	2.98
Bloomberg U.S. Aggregate Bond Index	1.89	2.85

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$422,488,114
# of portfolio holdings	563
Portfolio turnover rate	202%
Total advisory fees paid	$1,090,087

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	30.7
Corporate bonds and notes	22.8
U.S. Treasury securities	11.4
Asset-backed securities	8.5
Yankee corporate bonds and notes	8.5
Non-agency mortgage-backed securities	6.0
Foreign government bonds	5.5
Investment companies	3.1
Foreign corporate bonds and notes	1.9
Yankee government bonds	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	5.5
GNMA, 5.00%, 4‑20‑2056	2.8
FNMA, 5.50%, 9‑14‑2056	2.0
FHLMC, 2.00%, 4‑1‑2052	1.5
U.S. Treasury Notes, 4.38%, 5‑15‑2036	1.4
FNMA, 3.00%, 11‑1‑2051	1.4
FNMA, 2.50%, 2‑1‑2051	1.3
FNMA, 6.00%, 9‑14‑2056	1.0
Vanguard Intermediate-Term Corporate Bond ETF	1.0
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARAPLU 08-26

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Exchange-Traded Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Exchange-Traded Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended August 31, 2026	Fiscal year ended August 31, 2025
Audit fees	$76,000	$89,900
Audit-related fees	—	—
Tax fees (1)	—	4,040
All other fees	—	—

	$76,000	$93,940

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Exchange-Traded Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Broad Market Core Bond ETF (AFIX)
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Broad Market Core Bond ETF | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 31.32%
FHLMC	2.00%	6-1-2050	$1,031,362	$817,184
FHLMC	2.00	7-1-2050	1,155,339	915,013
FHLMC	2.50	2-1-2051	1,400,742	1,156,516
FHLMC	2.50	5-1-2051	431,299	355,719
FHLMC	2.50	9-1-2051	3,564,931	2,958,304
FHLMC	3.00	1-1-2050	927,098	801,179
FHLMC	3.00	7-1-2050	449,346	387,487
FHLMC	3.50	7-1-2049	434,669	390,187
FHLMC	3.50	9-1-2049	231,707	207,995
FHLMC	3.50	1-1-2050	224,072	201,141
FHLMC	4.50	12-1-2052	1,631,993	1,552,060
FHLMC	5.00	12-1-2054	929,618	905,880
FHLMC	5.00	12-1-2055	1,101,257	1,073,078
FHLMC	5.00	3-1-2056	2,972,991	2,898,218
FHLMC	5.00	5-1-2056	1,573,830	1,533,490
FHLMC	5.50	1-1-2055	2,180,641	2,188,597
FHLMC	5.50	6-1-2056	889,620	890,858
FNMA	2.00	6-1-2050	1,354,471	1,073,194
FNMA	2.00	9-1-2050	598,036	473,219
FNMA	2.00	11-1-2050	1,146,666	906,545
FNMA	2.50	9-1-2049	136,402	113,175
FNMA	2.50	12-1-2049	257,372	213,545
FNMA	2.50	4-1-2050	262,260	217,346
FNMA	2.50	8-1-2050	262,349	217,095
FNMA	2.50	11-1-2050	235,704	194,827
FNMA	2.50	3-1-2051	408,155	336,883
FNMA	2.50	7-1-2051	1,393,193	1,148,191
FNMA	3.00	7-1-2049	336,551	290,841
FNMA	3.00	8-1-2049	237,220	205,000
FNMA	3.00	2-1-2050	253,617	219,171
FNMA	3.00	5-1-2050	182,771	157,723
FNMA	3.00	6-1-2050	222,217	191,694
FNMA	3.00	7-1-2050	91,340	78,766
FNMA	3.00	9-1-2050	1,769,707	1,524,987
FNMA	3.00	5-1-2051	595,133	511,470
FNMA	3.00	6-1-2051	639,839	549,694
FNMA	3.00	7-1-2051	207,157	177,907
FNMA	3.00	12-1-2051	374,335	323,150
FNMA	3.50	6-1-2048	1,659,476	1,496,428
FNMA	3.50	5-1-2049	248,882	223,412
FNMA	3.50	6-1-2049	850,629	763,578
FNMA	3.50	8-1-2049	422,912	379,633
FNMA	3.50	11-1-2049	506,567	454,727
FNMA	3.50	2-1-2050	360,315	323,441
FNMA	3.50	9-1-2050	1,772,335	1,590,961
FNMA	3.50	2-1-2051	1,995,560	1,791,342
FNMA	3.94	11-1-2030	895,000	866,057
FNMA	3.95	5-1-2031	1,600,000	1,541,873
The accompanying notes are an integral part of these financial statements.
2 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.95%	1-1-2033	$245,000	$232,406
FNMA	3.97	1-1-2033	325,000	308,653
FNMA	4.00	6-1-2048	636,284	590,907
FNMA	4.00	8-1-2048	195,276	181,349
FNMA	4.00	9-1-2048	167,328	155,395
FNMA	4.00	11-1-2048	186,345	173,055
FNMA	4.00	1-1-2049	126,928	117,876
FNMA	4.00	3-1-2049	341,499	317,145
FNMA	4.00	1-1-2050	243,502	225,766
FNMA	4.00	9-1-2050	1,709,836	1,585,292
FNMA	4.00	1-1-2051	1,134,916	1,052,249
FNMA	4.00	3-1-2051	254,174	235,660
FNMA	4.00	5-1-2051	2,039,229	1,893,799
FNMA	4.00	6-1-2052	362,046	332,505
FNMA	4.15	1-1-2033	820,000	786,462
FNMA	4.20	7-1-2031	600,000	583,955
FNMA	4.23	9-1-2033	920,000	881,904
FNMA	4.32	3-1-2033	330,000	319,491
FNMA	4.45	1-1-2031	297,965	294,067
FNMA	4.46	2-1-2031	810,022	798,673
FNMA	4.50	7-1-2048	218,212	209,173
FNMA	4.50	5-1-2050	471,919	449,065
FNMA	4.50	9-1-2052	624,582	593,264
FNMA	4.50	10-1-2052	230,345	218,233
FNMA	4.52	7-1-2031	800,000	789,124
FNMA	4.56	3-1-2030	380,000	377,299
FNMA	4.69	8-1-2033	1,090,000	1,074,045
FNMA	4.70	8-1-2033	440,000	433,392
FNMA	4.72	10-1-2031	350,000	346,592
FNMA	4.83	4-1-2031	800,000	796,702
FNMA	4.88	5-1-2032	728,987	725,483
FNMA	4.98	5-1-2030	405,682	407,103
FNMA	5.00	2-1-2055	345,462	337,200
FNMA	5.00	7-1-2055	158,079	154,289
FNMA	5.00	11-1-2055	811,670	792,210
FNMA	5.17	3-1-2031	988,240	985,483
FNMA	5.20	3-1-2031	937,559	945,844
FNMA	5.23	2-1-2032	740,931	747,716
FNMA	5.24	12-1-2030	792,813	801,095
FNMA	5.50	12-1-2054	842,971	845,076
FNMA	5.50	6-1-2056	1,587,301	1,587,858
Total agency securities (Cost $63,325,122)				62,471,636
Asset-backed securities: 11.18%
Ally Auto Receivables Trust Series 2025-1 Class A4	4.08	6-16-2031	410,000	404,311
Barings Equipment Finance LLC Series 2025-A Class A4144A	5.02	6-13-2050	1,000,000	1,004,714
CarMax Auto Owner Trust Series 2026-2 Class A3	4.22	6-16-2031	560,000	554,522
Enterprise Fleet Financing LLC Series 2025-1 Class A4144A	4.97	9-22-2031	730,000	732,253
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Ford Credit Auto Owner Trust Series 2025-2 Class A144Aøø	4.37%	2-15-2038	$370,000	$363,851
Ford Credit Auto Owner Trust Series 2026-2 Class A144Aøø	4.86	2-15-2039	590,000	586,714
Ford Credit Floorplan Master Owner Trust A Series 2026-1 Class A	4.42	5-15-2031	960,000	952,867
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	125,000	124,038
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	325,000	323,125
M&T Bank Auto Receivables Trust Series 2025-1A Class A4144A	4.89	7-15-2032	1,000,000	1,004,221
SBA Participation Certificates Series 2025-25E Class 1	5.12	5-1-2050	82,477	81,887
SBA Participation Certificates Series 2025-25I Class 1	4.73	9-1-2050	83,391	80,875
SBA Small Business Investment Cos. Series 2025-10A Class 1	4.96	3-10-2035	1,137,153	1,130,941
SBA Small Business Investment Cos. Series 2025-10B Class 1	4.53	9-10-2035	1,258,704	1,229,478
SBA Small Business Investment Cos. Series 2026-10A Class 1	4.63	3-10-2036	675,000	662,874
Toyota Auto Loan Extended Note Trust Series 2025-1A Class A144A	4.65	5-25-2038	435,000	432,784
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A144A	4.58	4-25-2039	725,000	715,456
U.S. SBA Series 2022-25G Class 1	3.93	7-1-2047	55,559	51,445
U.S. SBA Series 2022-25J Class 1	5.04	10-1-2047	715,626	709,043
U.S. SBA Series 2023-25A Class 1	4.91	1-1-2048	695,548	684,029
U.S. SBA Series 2023-25C Class 1	4.93	3-1-2048	1,116,820	1,098,990
U.S. SBA Series 2023-25G Class 1	5.18	7-1-2048	1,012,938	1,009,208
U.S. SBA Series 2023-25H Class 1	5.15	8-1-2048	1,134,021	1,128,087
U.S. SBA Series 2023-25I Class 1	5.41	9-1-2048	1,457,151	1,467,349
U.S. SBA Series 2024-25A Class 1	5.05	1-1-2049	136,402	134,939
U.S. SBA Series 2024-25B Class 1	5.07	2-1-2049	778,406	770,842
U.S. SBA Series 2024-25C Class 1	4.97	3-1-2049	923,116	908,987
U.S. SBA Series 2024-25F Class 1	5.04	6-1-2049	964,209	957,570
U.S. SBA Series 2024-25I Class 1	4.45	9-1-2049	145,527	138,848
U.S. SBA Series 2025-20A Class 1	5.24	1-1-2045	953,621	952,810
U.S. SBA Series 2025-20B Class 1	5.01	2-1-2045	190,598	188,251
U.S. SBA Series 2025-25B Class 1	5.01	2-1-2050	333,793	329,265
WF Card Issuance Trust Series 2026-A1 Class A	4.08	4-15-2031	700,000	690,640
Wheels Fleet Lease Funding LLC Series 2026-1A Class A3144A	4.39	4-18-2039	180,000	178,157
World Omni Auto Receivables Trust Series 2025-D Class A4	4.07	2-17-2032	515,000	505,824
Total asset-backed securities (Cost $22,534,419)				22,289,195
Corporate bonds and notes: 27.05%
Basic materials: 0.44%
Chemicals: 0.44%
Eastman Chemical Co.	5.75	3-8-2033	140,000	142,541
Ecolab, Inc.	5.15	6-15-2033	250,000	248,785
Mosaic Co.	4.60	11-15-2030	100,000	97,429
PPG Industries, Inc.	4.38	3-15-2031	135,000	131,323
Sherwin-Williams Co.	2.95	8-15-2029	180,000	170,510
Sherwin-Williams Co.	4.50	8-15-2030	90,000	88,439
				879,027
Communications: 2.14%
Internet: 0.55%
Airbnb, Inc.	4.65	3-16-2031	70,000	69,018
Alphabet, Inc.	5.20	8-15-2033	230,000	229,186
The accompanying notes are an integral part of these financial statements.
4 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Amazon.com, Inc.	4.80%	7-9-2031	$500,000	$495,370
Meta Platforms, Inc.	4.88	5-15-2033	320,000	309,309
				1,102,883
Media: 0.43%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	230,000	207,163
Comcast Corp.	1.95	1-15-2031	284,000	248,583
Comcast Corp.	4.60	10-15-2038	240,000	209,664
Comcast Corp.	4.95	5-15-2032	200,000	197,340
				862,750
Telecommunications: 1.16%
AT&T, Inc.	2.25	2-1-2032	130,000	111,901
AT&T, Inc.	4.50	5-15-2035	318,000	292,163
AT&T, Inc.	4.55	11-1-2032	419,000	402,399
AT&T, Inc.	4.65	6-1-2044	40,000	32,622
AT&T, Inc.	4.75	5-15-2046	150,000	120,306
T-Mobile USA, Inc.	2.40	3-15-2029	100,000	94,217
T-Mobile USA, Inc.	2.55	2-15-2031	410,000	368,020
T-Mobile USA, Inc.	3.88	4-15-2030	170,000	163,447
Verizon Communications, Inc.	1.75	1-20-2031	190,000	165,866
Verizon Communications, Inc.	2.36	3-15-2032	450,000	389,219
Verizon Communications, Inc.	4.40	11-1-2034	130,000	120,585
Verizon Communications, Inc.	4.81	3-15-2039	50,000	44,979
				2,305,724
Consumer, cyclical: 1.58%
Auto manufacturers: 1.42%
American Honda Finance Corp.	2.25	1-12-2029	100,000	94,241
American Honda Finance Corp.	4.40	9-5-2029	288,000	283,539
American Honda Finance Corp.	4.45	1-8-2031	60,000	58,313
BMW U.S. Capital LLC144A	4.50	8-11-2030	70,000	68,453
BMW U.S. Capital LLC144A	4.65	8-13-2029	50,000	49,542
BMW U.S. Capital LLC144A	4.65	3-19-2031	70,000	68,316
BMW U.S. Capital LLC144A	5.05	3-21-2030	45,000	44,895
BMW U.S. Capital LLC144A	5.20	8-6-2031	170,000	169,237
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	330,000	333,442
Ford Motor Credit Co. LLC	3.63	6-17-2031	200,000	181,472
General Motors Financial Co., Inc.	2.40	10-15-2028	240,000	228,182
General Motors Financial Co., Inc.	2.70	6-10-2031	200,000	178,182
General Motors Financial Co., Inc.	4.30	4-6-2029	80,000	78,672
Hyundai Capital America144A	5.00	4-7-2031	50,000	49,404
Hyundai Capital America144A	5.30	1-8-2030	190,000	190,817
Mercedes-Benz Finance North America LLC144A	4.85	1-11-2029	150,000	149,676
Mercedes-Benz Finance North America LLC144A	5.00	4-1-2030	150,000	149,319
Toyota Motor Credit Corp.	5.10	3-21-2031	120,000	120,610
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Toyota Motor Credit Corp. Series B	5.00%	7-8-2033	$140,000	$137,967
Volkswagen Group of America Finance LLC144A	4.60	6-8-2029	200,000	197,032
				2,831,311
Retail: 0.16%
AutoZone, Inc.	4.95	7-15-2031	90,000	89,180
Lowe’s Cos., Inc.	3.75	4-1-2032	240,000	223,437
				312,617
Consumer, non-cyclical: 3.69%
Biotechnology: 0.03%
Amgen, Inc.	4.20	2-19-2031	70,000	67,819
Commercial services: 1.44%
Cornell University Series 2025	4.73	6-15-2035	555,000	537,484
Equifax, Inc.	2.35	9-15-2031	120,000	104,657
Equifax, Inc.	4.80	9-15-2029	50,000	49,740
Equifax, Inc.	5.10	6-1-2028	338,000	339,413
Equifax, Inc.	5.65	8-15-2033	10,000	10,017
Experian Finance U.S., Inc.144A	5.35	8-24-2036	310,000	301,400
J Paul Getty Trust	4.91	4-1-2035	450,000	442,809
Leland Stanford Junior University	4.68	3-1-2035	420,000	406,896
Massachusetts Institute of Technology	3.96	7-1-2038	100,000	89,477
Massachusetts Institute of Technology	5.62	6-1-2055	115,000	113,043
RELX Capital, Inc.	5.25	3-27-2035	100,000	98,283
University of Southern California	3.03	10-1-2039	340,000	272,687
Verisk Analytics, Inc.	4.45	3-15-2031	100,000	96,859
				2,862,765
Food: 0.30%
Ingredion, Inc.	2.90	6-1-2030	218,000	202,625
Mars, Inc.144A	5.00	3-1-2032	196,000	194,559
McCormick & Co., Inc.	2.50	4-15-2030	220,000	201,940
				599,124
Healthcare-products: 0.47%
Agilent Technologies, Inc.	2.10	6-4-2030	110,000	99,264
Agilent Technologies, Inc.	2.75	9-15-2029	50,000	47,031
Baxter International, Inc.	2.27	12-1-2028	370,000	348,688
GE HealthCare Technologies, Inc.	4.80	8-14-2029	160,000	159,918
GE HealthCare Technologies, Inc.	5.86	3-15-2030	110,000	112,835
GE HealthCare Technologies, Inc.	5.91	11-22-2032	110,000	113,673
Revvity, Inc.	1.90	9-15-2028	50,000	47,157
				928,566
Healthcare-services: 0.72%
Ascension Health Series 2025	4.92	11-15-2035	195,000	188,565
Health Care Service Corp. A Mutual Legal Reserve Co.144A	2.20	6-1-2030	110,000	99,020
The accompanying notes are an integral part of these financial statements.
6 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Health Care Service Corp. A Mutual Legal Reserve Co.144A	5.20%	6-15-2029	$140,000	$140,537
Laboratory Corp. of America Holdings	4.35	4-1-2030	140,000	137,012
Mayo Clinic Series 2021	3.20	11-15-2061	100,000	60,240
Providence St. Joseph Health Obligated Group Series H	2.75	10-1-2026	100,000	99,897
Stanford Health Care Series 2020	3.31	8-15-2030	360,000	340,643
Sutter Health	5.16	8-15-2033	145,000	144,159
UnitedHealth Group, Inc.	5.15	7-15-2034	232,000	229,135
				1,439,208
Household products/wares: 0.05%
Clorox Co.	4.70	5-15-2031	110,000	107,851
Pharmaceuticals: 0.68%
Becton Dickinson & Co.	1.96	2-11-2031	200,000	175,282
Becton Dickinson & Co.	4.30	8-22-2032	50,000	47,745
Becton Dickinson & Co.	4.87	2-8-2029	90,000	90,041
CVS Health Corp.	1.75	8-21-2030	170,000	149,768
CVS Health Corp.	5.13	2-21-2030	170,000	170,637
CVS Health Corp.	5.25	2-21-2033	380,000	378,731
EMD Finance LLC144A	4.63	10-15-2032	350,000	338,677
				1,350,881
Energy: 2.61%
Oil & gas: 0.69%
BP Capital Markets America, Inc.	4.89	9-11-2033	140,000	137,424
Devon Energy Corp.144A	3.90	5-15-2027	90,000	89,636
Devon Energy Corp.144A	4.38	3-15-2029	160,000	158,115
EOG Resources, Inc.	5.00	7-15-2032	210,000	208,799
Marathon Petroleum Corp.	5.15	3-1-2030	360,000	362,261
Phillips 66 Co.	5.25	6-15-2031	410,000	416,478
				1,372,713
Oil & gas services: 0.30%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.35	6-15-2031	210,000	203,523
Halliburton Co.	2.92	3-1-2030	430,000	401,659
				605,182
Pipelines: 1.62%
Energy Transfer LP	3.75	5-15-2030	350,000	334,565
Energy Transfer LP	6.40	12-1-2030	220,000	230,468
Enterprise Products Operating LLC	4.60	1-15-2031	140,000	138,107
Florida Gas Transmission Co. LLC144A	2.30	10-1-2031	200,000	174,500
Gulfstream Natural Gas System LLC144A	5.60	7-23-2035	200,000	198,202
Kinder Morgan, Inc.	5.15	6-1-2030	370,000	372,878
MPLX LP	4.95	9-1-2032	290,000	284,359
MPLX LP	5.00	3-1-2033	150,000	146,820
MPLX LP	5.40	9-15-2035	50,000	48,990
ONEOK, Inc.	3.25	6-1-2030	125,000	117,154
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 7

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
ONEOK, Inc.	4.40%	10-15-2029	$20,000	$19,715
ONEOK, Inc.	4.95	10-15-2032	110,000	107,670
Plains All American Pipeline LP/PAA Finance Corp.	5.70	9-15-2034	140,000	140,340
Sabine Pass Liquefaction LLC	4.50	5-15-2030	356,000	350,030
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	80,000	75,477
Williams Cos., Inc.	4.65	8-15-2032	85,000	82,414
Williams Cos., Inc.	4.90	3-15-2029	310,000	310,453
Williams Cos., Inc.	5.65	3-15-2033	100,000	101,281
				3,233,423
Financial: 9.35%
Banks: 5.09%
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	250,000	220,365
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	50,000	44,564
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	416,000	366,255
Bank of America Corp. (U.S. SOFR+1.53%)±	1.90	7-23-2031	300,000	266,208
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	90,000	88,573
Bank of America Corp. (U.S. SOFR 3 Month+1.33%)±	3.97	3-5-2029	50,000	49,416
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06	7-22-2032	150,000	149,670
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	230,000	219,353
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	150,000	133,398
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	130,000	113,789
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	50,000	44,709
Citigroup, Inc. (U.S. SOFR+1.94%)±	3.79	3-17-2033	310,000	287,407
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	140,000	137,215
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	352,000	321,277
Citigroup, Inc. (U.S. SOFR+3.91%)±	4.41	3-31-2031	60,000	58,674
Citizens Financial Group, Inc. (U.S. SOFR+1.26%)±	5.25	3-5-2031	310,000	310,254
Depository Trust Co.144A	4.55	3-27-2031	250,000	245,572
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	410,000	407,064
Goldman Sachs Group, Inc. (U.S. SOFR+1.09%)±	1.99	1-27-2032	230,000	200,420
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	360,000	359,881
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	170,000	148,417
Goldman Sachs Group, Inc. (U.S. SOFR+1.28%)±	2.62	4-22-2032	260,000	231,020
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	300,000	267,900
Huntington Bancshares, Inc.	2.55	2-4-2030	110,000	101,038
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	140,000	137,144
JPMorgan Chase & Co. (U.S. SOFR+1.18%)±	2.55	11-8-2032	290,000	254,916
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	90,000	90,273
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.11%)±	1.76	11-19-2031	320,000	279,584
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	430,000	383,990
KeyBank National Association	3.90	4-13-2029	300,000	291,519
M&T Bank Corp. (U.S. SOFR+1.40%)±	5.18	7-8-2031	120,000	119,863
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	140,000	136,156
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	195,000	195,755
Morgan Stanley (U.S. SOFR+1.18%)±	2.24	7-21-2032	240,000	208,306
Morgan Stanley (U.S. SOFR+1.26%)±	5.66	4-18-2030	80,000	81,226
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	320,000	321,453
The accompanying notes are an integral part of these financial statements.
8 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.51%)±	5.19%	4-17-2031	$300,000	$300,546
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	80,000	80,867
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	50,000	48,865
Morgan Stanley (U.S. SOFR 3 Month+1.89%)±	4.43	1-23-2030	110,000	108,684
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	50,000	49,136
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	360,000	372,060
State Street Bank & Trust Co.	5.22	7-23-2034	250,000	248,962
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	50,000	44,040
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	190,000	182,987
Truist Bank	2.25	3-11-2030	250,000	226,905
Truist Bank (5 Year Treasury Constant Maturity+1.15%)±	4.63	9-17-2029	250,000	245,992
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10	7-23-2030	90,000	90,467
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	350,000	358,869
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	95,000	95,512
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	120,000	108,887
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.15	4-23-2031	20,000	20,039
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	300,000	299,655
				10,155,097
Diversified financial services: 0.48%
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	90,000	90,115
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	280,000	294,804
Capital One Financial Corp. (U.S. SOFR+1.25%)±	4.49	9-11-2031	75,000	73,034
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	340,000	326,574
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	140,000	138,272
Voya Global Funding144A	4.60	11-24-2030	40,000	38,976
				961,775
Insurance: 1.63%
American International Group, Inc.	4.85	5-7-2030	40,000	39,880
Aon Corp.	3.75	5-2-2029	120,000	116,598
Aon North America, Inc.	5.15	3-1-2029	90,000	90,614
Chubb INA Holdings LLC	5.30	5-20-2036	230,000	226,732
Corebridge Global Funding144A	5.20	1-12-2029	100,000	100,401
Corebridge Global Funding144A	5.90	9-19-2028	160,000	162,874
Guardian Life Global Funding144A	4.92	4-30-2033	310,000	303,102
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	150,000	131,234
MassMutual Global Funding II144A	4.35	9-17-2031	200,000	192,410
Metropolitan Life Global Funding I144A	2.95	4-9-2030	150,000	139,706
Mutual of Omaha Cos. Global Funding144A	4.75	10-15-2029	100,000	99,072
Mutual of Omaha Cos. Global Funding144A	5.45	12-12-2028	280,000	283,074
New York Life Global Funding144A	1.20	8-7-2030	30,000	26,010
New York Life Insurance Co.144A	5.88	5-15-2033	160,000	163,053
NLG Global Funding144A	4.35	9-15-2030	95,000	92,207
NLG Global Funding144A	5.40	1-23-2030	105,000	105,644
Pacific Life Global Funding II144A	2.45	1-11-2032	180,000	157,793
Pacific Life Global Funding II144A	4.90	1-11-2029	80,000	80,076
Principal Life Global Funding II144A	5.10	1-25-2029	80,000	80,303
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 9

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Protective Life Global Funding144A	4.83%	4-14-2031	$150,000	$147,211
Protective Life Global Funding144A	5.22	6-12-2029	150,000	150,810
Teachers Insurance & Annuity Association of America144A	4.90	9-15-2044	170,000	145,717
Travelers Cos., Inc.	4.95	7-24-2031	210,000	209,187
				3,243,708
REITs: 2.15%
Agree LP	2.90	10-1-2030	240,000	220,555
Alexandria Real Estate Equities, Inc.	2.00	5-18-2032	200,000	166,228
Alexandria Real Estate Equities, Inc.	3.38	8-15-2031	120,000	109,393
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	30,000	29,637
CubeSmart LP	2.25	12-15-2028	200,000	188,928
CubeSmart LP	4.38	2-15-2029	150,000	148,155
Digital Realty Trust LP	4.45	7-15-2028	90,000	89,378
DOC Dr. LLC	2.63	11-1-2031	170,000	150,115
ERP Operating LP	4.35	12-1-2030	80,000	78,095
ERP Operating LP	5.45	10-1-2036	120,000	119,086
Extra Space Storage LP	2.35	3-15-2032	120,000	103,002
Extra Space Storage LP	3.90	4-1-2029	170,000	165,619
Extra Space Storage LP	4.95	1-15-2033	40,000	38,938
Extra Space Storage LP	5.50	7-1-2030	110,000	111,223
Federal Realty OP LP	3.20	6-15-2029	150,000	143,484
Federal Realty OP LP	5.38	5-1-2028	120,000	121,004
Healthpeak OP LLC	3.50	7-15-2029	170,000	163,389
Kimco Realty OP LLC	2.25	12-1-2031	95,000	82,850
NNN REIT, Inc.	4.30	10-15-2028	90,000	89,132
NNN REIT, Inc.	4.60	2-15-2031	200,000	196,138
Prologis LP	1.75	7-1-2030	110,000	97,948
Prologis LP	1.75	2-1-2031	228,000	198,627
Realty Income Corp.	4.75	4-15-2033	260,000	252,062
Regency Centers LP	5.00	7-15-2032	80,000	79,203
Rexford Industrial Realty LP	5.00	6-15-2028	240,000	240,502
UDR, Inc.	2.10	8-1-2032	170,000	142,421
UDR, Inc.	3.00	8-15-2031	170,000	153,801
UDR, Inc.	3.20	1-15-2030	40,000	37,737
Ventas Realty LP	2.50	9-1-2031	30,000	26,437
Ventas Realty LP	4.40	1-15-2029	90,000	89,118
Welltower OP LLC	2.75	1-15-2032	130,000	115,895
Welltower OP LLC	2.80	6-1-2031	30,000	27,246
Weyerhaeuser Co.	3.38	3-9-2033	180,000	160,427
Weyerhaeuser Co.	4.00	4-15-2030	150,000	144,869
				4,280,642
Industrial: 1.44%
Aerospace/defense: 0.46%
Boeing Co.	5.15	5-1-2030	140,000	140,403
Boeing Co.	5.71	5-1-2040	120,000	118,001
HEICO Corp.	4.95	8-1-2031	200,000	198,646
The accompanying notes are an integral part of these financial statements.
10 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
Hexcel Corp.	4.90%	5-15-2031	$10,000	$9,821
Honeywell Aerospace, Inc.	4.60	3-16-2033	90,000	87,019
L3Harris Technologies, Inc.	5.40	7-31-2033	328,000	329,342
RTX Corp.	2.38	3-15-2032	50,000	43,610
				926,842
Building materials: 0.37%
Amrize Finance U.S. LLC	4.95	4-7-2030	100,000	99,754
Lennox International, Inc.	5.50	9-15-2028	90,000	91,116
Martin Marietta Materials, Inc.	2.40	7-15-2031	300,000	264,507
Martin Marietta Materials, Inc.	5.40	1-30-2034	70,000	70,031
Masco Corp.	2.00	10-1-2030	240,000	212,338
				737,746
Machinery-construction & mining: 0.12%
Oshkosh Corp.	3.10	3-1-2030	255,000	239,782
Machinery-diversified: 0.16%
CNH Industrial Capital LLC	4.95	6-25-2031	180,000	177,640
CNH Industrial Capital LLC	5.10	4-20-2029	140,000	140,353
				317,993
Miscellaneous manufacturing: 0.10%
Eaton Corp.	4.20	3-6-2031	200,000	193,676
Packaging & containers: 0.19%
Packaging Corp. of America	5.70	12-1-2033	140,000	142,850
WRKCo, Inc.	4.20	6-1-2032	249,000	236,204
				379,054
Transportation: 0.04%
Norfolk Southern Corp.	5.10	8-1-2118	100,000	84,962
Technology: 1.95%
Computers: 0.51%
Accenture Capital, Inc.	5.00	7-10-2031	190,000	189,288
Hewlett Packard Enterprise Co.	4.55	10-15-2029	430,000	424,341
HP, Inc.	4.00	4-15-2029	410,000	400,644
				1,014,273
Semiconductors: 0.49%
Advanced Micro Devices, Inc.	5.25	8-17-2033	110,000	108,778
Broadcom, Inc.	4.20	10-15-2030	190,000	182,731
Intel Corp.	2.00	8-12-2031	220,000	189,063
Intel Corp.	3.90	3-25-2030	100,000	96,183
Intel Corp.	5.00	2-21-2031	80,000	79,563
Intel Corp.	5.30	5-15-2036	100,000	96,468
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 11

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
Microchip Technology, Inc.	5.05%	3-15-2029	$50,000	$50,143
Microchip Technology, Inc.	5.05	2-15-2030	180,000	179,172
				982,101
Software: 0.95%
Fidelity National Information Services, Inc.	4.80	3-10-2031	180,000	176,323
Fiserv, Inc.	3.50	7-1-2029	140,000	134,113
Fiserv, Inc.	4.55	2-15-2031	40,000	38,629
Fiserv, Inc.	4.75	3-15-2030	200,000	196,878
Oracle Corp.	2.88	3-25-2031	235,000	205,832
Oracle Corp.	3.80	11-15-2037	160,000	121,634
Oracle Corp.	3.85	7-15-2036	100,000	79,383
Oracle Corp.	5.70	2-4-2036	365,000	337,486
Oracle Corp.	5.88	9-26-2045	195,000	161,066
Roper Technologies, Inc.	2.95	9-15-2029	140,000	132,238
Roper Technologies, Inc.	4.45	9-15-2030	80,000	78,105
Roper Technologies, Inc.	4.50	10-15-2029	100,000	98,697
Take-Two Interactive Software, Inc.	5.40	6-12-2029	130,000	131,527
				1,891,911
Utilities: 3.85%
Electric: 3.61%
Alabama Power Co.	5.85	11-15-2033	70,000	72,321
Alliant Energy Finance LLC144A	3.60	3-1-2032	190,000	174,462
Ameren Missouri Securitization Funding I LLC Series A-1	4.85	10-1-2039	187,840	183,170
American Transmission Systems, Inc.144A	2.65	1-15-2032	200,000	176,392
Appalachian Power Recovery Funding LLC Series A-3	5.84	4-1-2046	660,000	655,670
Black Hills Corp.	4.35	5-1-2033	200,000	186,410
Black Hills Corp.	4.55	1-31-2031	200,000	194,834
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	80,000	79,153
CenterPoint Energy Restoration Bond Co. III LLC Series A-3	4.86	12-15-2039	440,000	418,704
Commonwealth Edison Co. Series 132	3.15	3-15-2032	150,000	136,361
Commonwealth Edison Co. Series 133	3.85	3-15-2052	180,000	128,018
Connecticut Light & Power Co.	4.95	1-15-2030	300,000	300,618
Consumers Securitization Funding LLC Series A2	5.21	9-1-2030	397,000	398,485
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	130,000	132,769
Duke Energy Carolinas LLC	6.00	1-15-2038	250,000	257,527
Duke Energy Carolinas LLC	6.05	4-15-2038	110,000	114,156
Duke Energy Progress LLC	4.10	3-15-2043	120,000	96,558
Entergy Arkansas LLC	4.95	1-15-2036	200,000	191,642
Entergy Arkansas LLC	5.15	1-15-2033	150,000	149,400
Entergy Arkansas LLC	5.45	6-1-2034	90,000	90,670
Evergy Kansas Central, Inc.	5.25	3-15-2035	350,000	343,672
FirstEnergy Transmission LLC144A	2.87	9-15-2028	100,000	96,129
Florida Power & Light Co.	5.30	4-1-2053	40,000	35,801
Indianapolis Power & Light Co.144A	5.65	12-1-2032	100,000	102,099
Indianapolis Power & Light Co.144A	5.70	4-1-2054	330,000	310,322
Interstate Power & Light Co.	4.95	9-30-2034	100,000	96,165
The accompanying notes are an integral part of these financial statements.
12 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Kentucky Utilities Co. Series KENT	5.45%	4-15-2033	$70,000	$70,547
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	210,000	211,753
NorthWestern Corp.144A	5.07	3-21-2030	160,000	160,104
Oncor Electric Delivery Co. LLC	4.15	6-1-2032	20,000	19,013
Oncor Electric Delivery Co. LLC	4.60	6-1-2052	190,000	151,571
Public Service Co. of New Hampshire	5.35	10-1-2033	90,000	90,334
Public Service Electric & Gas Co.	3.10	3-15-2032	110,000	99,694
Public Service Electric & Gas Co.	3.95	5-1-2042	100,000	80,669
Public Service Electric & Gas Co.	5.20	3-1-2034	10,000	9,960
Puget Sound Energy, Inc.	5.33	6-15-2034	90,000	90,000
Puget Sound Energy, Inc.	5.45	6-1-2053	130,000	118,914
Rochester Gas & Electric Corp.144A	1.85	12-1-2030	140,000	121,426
Tucson Electric Power Co.	1.50	8-1-2030	100,000	87,619
Tucson Electric Power Co.	3.25	5-15-2032	70,000	63,361
Union Electric Co.	5.20	4-1-2034	150,000	148,929
Union Electric Co.	5.45	3-15-2053	320,000	293,414
Virginia Power Fuel Securitization LLC Series A-2	4.88	5-1-2031	100,000	100,156
Wisconsin Power & Light Co.	5.38	3-30-2034	70,000	69,742
Wisconsin Public Service Corp.	4.25	1-15-2031	100,000	97,088
				7,205,802
Gas: 0.24%
Atmos Energy Corp.	4.75	1-15-2032	200,000	196,514
CenterPoint Energy Resources Corp.	1.75	10-1-2030	70,000	61,765
Southern Co. Gas Capital Corp.	4.95	9-15-2034	170,000	164,399
Spire Missouri, Inc. Series 2034	5.15	8-15-2034	50,000	49,366
				472,044
Total corporate bonds and notes (Cost $54,630,162)				53,949,252
Municipal obligations: 4.17%
California: 0.53%
GO revenue: 0.36%
Foothill-De Anza Community College District Series E	3.22	8-1-2038	225,000	194,404
Los Angeles Community College District	1.81	8-1-2030	100,000	90,993
San Diego Community College District	2.38	8-1-2033	10,000	8,470
State of California	5.75	10-1-2031	150,000	156,571
State of California	7.55	4-1-2039	235,000	270,841
				721,279
Tax revenue: 0.17%
San Jose Redevelopment Agency Successor Agency Series A-T	3.38	8-1-2034	375,000	342,930
				1,064,209
Colorado: 0.12%
GO revenue: 0.12%
Denver City & County School District No. 1 Series C	5.66	12-1-2033	245,000	246,409
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 13

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.23%
GO revenue: 0.23%
State of Hawaii Series GQ	4.95%	10-1-2038	$130,000	$125,840
State of Hawaii Series GQ	5.03	10-1-2039	335,000	325,162
				451,002
Louisiana: 0.07%
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Utilities Restoration Corp. ELL System Restoration Revenue Series A	4.48	8-1-2039	100,000	93,955
Louisiana Local Government Environmental Facilities & CDA Utilities Restoration Corp. ELL System Restoration Revenue Series A1	5.05	12-1-2034	50,000	50,167
				144,122
Massachusetts: 0.48%
GO revenue: 0.33%
Commonwealth of Massachusetts	5.46	12-1-2039	420,000	416,248
Commonwealth of Massachusetts Series C	2.51	7-1-2041	125,000	93,419
Commonwealth of Massachusetts Series D	2.66	9-1-2039	193,150	159,100
				668,767
Miscellaneous revenue: 0.01%
Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Series B	4.11	7-15-2031	16,914	16,522
Tax revenue: 0.14%
Massachusetts School Building Authority	5.72	8-15-2039	275,000	277,544
				962,833
Michigan: 0.43%
Education revenue: 0.25%
University of Michigan Series A	5.59	4-1-2040	500,000	496,022
Health revenue: 0.18%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08	12-1-2034	410,000	363,585
				859,607
Nebraska: 0.11%
Education revenue: 0.11%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	250,000	207,326
New York: 0.52%
GO revenue: 0.02%
State of New York Series B	2.36	2-15-2027	40,000	39,716
Tax revenue: 0.32%
New York City Transitional Finance Authority Future Tax Secured Revenue Series I-2	5.22	5-1-2033	200,000	202,190
The accompanying notes are an integral part of these financial statements.
14 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.50%	3-15-2030	$2,992	$3,000
New York State Dormitory Authority Personal Income Tax Revenue Series F	5.63	3-15-2039	430,000	430,468
				635,658
Water & sewer revenue: 0.18%
New York City Municipal Water Finance Authority Water & Sewer System Series GG	5.72	6-15-2042	375,000	365,012
				1,040,386
Ohio: 0.22%
GO revenue: 0.11%
County of Cuyahoga Series B	6.03	12-1-2034	200,000	204,877
Health revenue: 0.11%
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group	4.72	1-1-2032	100,000	99,596
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	150,000	124,056
				223,652
				428,529
Oklahoma: 0.24%
Utilities revenue: 0.24%
Oklahoma Development Finance Authority Series 2022-ONG	4.38	11-1-2045	420,000	384,222
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	100,000	94,879
				479,101
Oregon: 0.30%
GO revenue: 0.11%
State of Oregon	5.89	6-1-2027	26,093	26,343
State of Oregon Series A	5.90	8-1-2038	180,000	189,927
				216,270
Miscellaneous revenue: 0.19%
Oregon State Lottery Series B	4.74	4-1-2034	385,000	379,034
				595,304
Texas: 0.70%
Education revenue: 0.12%
Waco Educational Finance Corp. Baylor University Series B	4.87	3-1-2030	250,000	250,966
GO revenue: 0.23%
State of Texas	5.52	4-1-2039	351,491	348,435
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 15

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Texas Series A	4.68%	4-1-2040	$55,000	$51,691
Texas Transportation Commission Mobility Fund	2.47	10-1-2044	75,000	50,425
				450,551
Tax revenue: 0.10%
Dallas Area Rapid Transit Series B	6.00	12-1-2044	200,000	199,475
Utilities revenue: 0.25%
Texas Natural Gas Securitization Finance Corp. Series 2023-1	5.17	4-1-2041	500,000	492,330
				1,393,322
Virginia: 0.22%
Housing revenue: 0.22%
Virginia College Building Authority Series 2020B	1.97	2-1-2032	150,000	129,560
Virginia Resources Authority Series B	5.70	11-1-2039	310,000	314,089
				443,649
Total municipal obligations (Cost $8,444,017)				8,315,799
Non-agency mortgage-backed securities: 5.94%
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	5.38	6-15-2040	240,000	240,775
Bank5 Series 2024-5YR10 Class A3	5.30	10-15-2057	490,000	492,008
Bank5 Series 2026-5YR21 Class A3	5.53	4-15-2059	350,000	354,173
Bank5 Series 2026-5YR24 Class A3	5.83	8-15-2031	435,000	446,109
Benchmark Mortgage Trust Series 2020-B16 Class A4	2.48	2-15-2053	350,000	324,448
BLP Commercial Mortgage Trust Series 2025-IND2 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.14	12-15-2042	92,023	92,148
BMP Commercial Mortgage Trust Series 2024-MF23 Class A (U.S. SOFR 1 Month+1.37%)144A±	5.01	6-15-2041	300,000	300,114
BOCA Commercial Mortgage Trust Series 2025-BOCA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.24	12-15-2042	280,000	280,183
BX Commercial Mortgage Trust Series 2024-AIRC Class A (U.S. SOFR 1 Month+1.69%)144A±	5.33	8-15-2041	535,969	537,965
BX Commercial Mortgage Trust Series 2024-GPA3 Class A (U.S. SOFR 1 Month+1.29%)144A±	4.93	12-15-2039	113,814	113,945
BX Commercial Mortgage Trust Series 2024-XL5 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.03	3-15-2041	169,501	169,806
BX Commercial Mortgage Trust Series 2026-CSMO Class A (U.S. SOFR 1 Month+1.40%)144A±	5.04	2-15-2043	205,000	205,523
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.28	2-15-2041	150,000	149,252
BX Trust Series 2025-ARIA Class A144A±±	5.20	12-13-2042	180,000	178,078
BX Trust Series 2025-DIME Class A (U.S. SOFR 1 Month+1.15%)144A±	4.79	2-15-2035	665,000	661,603
BX Trust Series 2025-LUNR Class A (U.S. SOFR 1 Month+1.50%)144A±	5.14	6-15-2040	311,304	311,789
BX Trust Series 2025-ROIC Class A (U.S. SOFR 1 Month+1.14%)144A±	4.78	3-15-2030	260,268	259,673
The accompanying notes are an integral part of these financial statements.
16 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2026-ORBT Class A (U.S. SOFR 1 Month+1.40%)144A±	5.04%	7-15-2043	$320,000	$320,492
BX Trust Series 2026-PNDA Class A (U.S. SOFR 1 Month+1.30%)144A±	4.94	5-15-2043	375,000	375,480
BX Trust Series 2026-RISE Class A (U.S. SOFR 1 Month+1.30%)144A±	4.94	4-15-2041	135,000	135,116
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32	3-15-2053	600,000	550,748
Extended Stay America Trust Series 2025-ESH Class A (U.S. SOFR 1 Month+1.30%)144A±	4.94	10-15-2042	181,591	181,847
Extended Stay America Trust Series 2026-ESH2 Class A (U.S. SOFR 1 Month+1.20%)144A±	4.84	2-15-2043	163,961	164,059
GS Mortgage Securities Trust Series 2019-GC42 Class A3	2.75	9-10-2052	350,000	328,574
GWT Trust Series 2024-WLF2 Class A (U.S. SOFR 1 Month+1.69%)144A±	5.33	5-15-2041	300,000	300,479
Hudson Yards Mortgage Trust Series 2025-SPRL Class A144A±±	5.65	1-13-2040	260,000	262,158
INTOWN Mortgage Trust Series 2025-STAY Class A (U.S. SOFR 1 Month+1.35%)144A±	4.99	3-15-2042	300,000	299,802
LBA Trust Series 2026-LBA6 Class A (U.S. SOFR 1 Month+1.20%)144A±	4.84	7-15-2043	290,000	289,940
MTN Commercial Mortgage Trust Series 2026-LPFX Class A144A±±	5.15	5-15-2043	380,000	374,583
National Commercial Mortgage Trust Series 2026-IND Class A (U.S. SOFR 1 Month+1.35%)144A±	4.99	6-15-2043	160,000	160,200
NYC Commercial Mortgage Trust Series 2026-9W57 Class A144A±±	5.05	6-6-2040	160,000	157,496
ONNI Commercial Mortgage Trust Series 2024-APT Class A144A±±	5.75	7-15-2039	350,000	350,608
PLYM Commercial Mortgage Trust Series 2026-IND Class A (U.S. SOFR 1 Month+1.25%)144A±	4.89	3-15-2043	286,188	286,048
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	150,000	150,443
SHOPS Commercial Mortgage Trust Series 2026-CSTL Class A144A±±	4.97	5-5-2039	200,000	196,203
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.59	10-15-2041	385,000	385,865
SLG Office Trust Series 2026-OMA Class A144A±±	5.13	4-15-2041	135,000	133,338
SMRT Commercial Mortgage Trust Series 2022-MINI Class A (U.S. SOFR 1 Month+1.00%)144A±	4.64	1-15-2039	170,000	169,950
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.08	2-15-2042	100,000	99,002
TCO Commercial Mortgage Trust Series 2024-DPM Class A (U.S. SOFR 1 Month+1.24%)144A±	4.88	12-15-2039	125,000	124,935
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.06	6-15-2052	754,339	717,366
WHARF Commercial Mortgage Trust Series 2025-DC Class A144A±±	5.53	7-15-2040	225,000	225,417
Total non-agency mortgage-backed securities (Cost $11,917,538)				11,857,741
U.S. Treasury securities: 14.39%
U.S. Treasury Bonds	4.63	2-15-2046	6,970,000	6,448,339
U.S. Treasury Bonds	4.75	2-15-2056	11,095,000	10,275,010
U.S. Treasury Bonds	5.00	5-15-2046	7,520,000	7,299,100
U.S. Treasury Bonds	5.00	5-15-2056	200,000	192,813
U.S. Treasury Bonds	5.13	8-15-2046	300,000	295,875
U.S. Treasury Inflation-Indexed Notes	1.88	1-15-2036	2,749,552	2,624,641
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 17

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Inflation-Indexed Notes	2.38%	7-15-2036	$565,034	$562,650
U.S. Treasury Notes	4.13	6-30-2028	1,000,000	996,328
Total U.S. Treasury securities (Cost $29,598,263)				28,694,756
Yankee corporate bonds and notes: 3.82%
Basic materials: 0.47%
Chemicals: 0.14%
Nutrien Ltd.	2.95	5-13-2030	80,000	74,548
Nutrien Ltd.	5.25	3-12-2032	200,000	200,156
				274,704
Mining: 0.33%
Anglo American Capital PLC144A	2.63	9-10-2030	400,000	363,852
South32 Treasury Ltd.144A	4.35	4-14-2032	310,000	298,062
				661,914
Communications: 0.42%
Telecommunications: 0.42%
NTT Finance Corp.144A	5.17	7-16-2032	360,000	354,398
Orange SA144A	4.25	1-13-2031	200,000	192,804
Rogers Communications, Inc.	3.80	3-15-2032	140,000	128,645
Rogers Communications, Inc.	5.00	2-15-2029	164,000	163,913
				839,760
Energy: 0.43%
Oil & gas: 0.14%
Canadian Natural Resources Ltd.	5.00	12-15-2029	290,000	290,577
Oil & gas services: 0.05%
Schlumberger Investment SA	4.80	5-7-2033	100,000	97,775
Pipelines: 0.24%
Enbridge, Inc.	3.13	11-15-2029	100,000	94,780
Enbridge, Inc.	5.70	3-8-2033	370,000	376,904
				471,684
Financial: 2.00%
Banks: 2.00%
Bank of Montreal (U.S. SOFR+1.08%)±	4.35	9-22-2031	170,000	165,606
Bank of Montreal (U.S. SOFR+1.25%)±	4.64	9-10-2030	50,000	49,565
Bank of Nova Scotia (U.S. SOFR+1.07%)±	5.13	2-14-2031	320,000	320,224
Bank of Nova Scotia (U.S. SOFR+1.09%)±	4.34	9-15-2031	75,000	72,817
BNP Paribas SA (U.S. SOFR+1.22%)144A±	2.16	9-15-2029	300,000	283,542
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+0.92%)144A±	4.99	5-27-2031	250,000	248,930
HSBC Holdings PLC (U.S. SOFR+1.19%)±	2.80	5-24-2032	200,000	178,934
HSBC Holdings PLC (U.S. SOFR+1.29%)±	5.13	3-3-2031	200,000	199,516
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	300,000	265,596
The accompanying notes are an integral part of these financial statements.
18 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16%	3-9-2029	$250,000	$254,860
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.80%)±	4.53	9-12-2031	250,000	243,947
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.95%)±	2.31	7-20-2032	300,000	261,789
Royal Bank of Canada (U.S. SOFR+1.03%)±	5.15	2-4-2031	50,000	50,150
Royal Bank of Canada (U.S. SOFR+1.06%)±	4.70	8-6-2031	100,000	98,510
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	190,000	190,167
Sumitomo Mitsui Financial Group, Inc.	3.04	7-16-2029	250,000	237,595
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.05%)±	4.93	7-7-2032	200,000	197,064
Toronto-Dominion Bank	4.87	4-22-2033	240,000	233,890
UBS Group AG (1 Year Treasury Constant Maturity+1.00%)144A±	2.10	2-11-2032	300,000	262,185
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	175,210
				3,990,097
Industrial: 0.38%
Aerospace/defense: 0.10%
BAE Systems PLC144A	5.25	3-26-2031	200,000	201,712
Building materials: 0.10%
CRH SMW Finance DAC	5.20	5-21-2029	200,000	201,672
Transportation: 0.18%
Canadian National Railway Co.	4.20	3-12-2031	140,000	135,689
Canadian Pacific Railway Co.	2.45	12-2-2031	250,000	219,863
				355,552
Technology: 0.12%
Semiconductors: 0.12%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	70,000	61,051
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.85	8-19-2032	100,000	96,928
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	80,000	78,169
				236,148
Total yankee corporate bonds and notes (Cost $7,659,362)				7,621,595

		Yield	Shares
Short-term investments: 1.45%
Investment companies: 1.45%
Allspring Government Money Market Fund Select Class♠∞		3.60	2,906,487	2,906,487
Total short-term investments (Cost $2,906,487)				2,906,487
Total investments in securities (Cost $201,015,370)	99.32%			198,106,461
Other assets and liabilities, net	0.68			1,346,440
Total net assets	100.00%			$199,452,901

The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 19

Portfolio of investments—August 31, 2026

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
REIT	Real estate investment trust
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,503,963	$70,743,362	$(69,340,838)	$0	$0	$2,906,487	2,906,487	$112,045
The accompanying notes are an integral part of these financial statements.
20 | Allspring Broad Market Core Bond ETF

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $198,108,883)	$195,199,974
Investments in affiliated securities, at value (cost $2,906,487)	2,906,487
Cash	504
Receivable for interest	1,591,959
Receivable for investments sold	277,765
Total assets	199,976,689
Liabilities
Payable for investments purchased	491,448
Management fee payable	32,340
Total liabilities	523,788
Total net assets	$199,452,901
Net assets consist of
Paid-in capital	$202,246,390
Total distributable loss	(2,793,489)
Total net assets	$199,452,901
Net asset value per share
Based on $199,452,901 divided by 8,200,000 shares issued and outstanding (unlimited number of shares authorized)	$24.32
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 21

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest	$9,099,888
Income from affiliated securities	112,045
Total investment income	9,211,933
Expenses
Management fee	358,328
Interest expense	188
Total expenses	358,516
Net investment income	8,853,417
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	219,390
Unaffiliated in-kind redemptions	601,178
TBA sale commitments	(6,152)
Futures contracts	(17,726)
Net realized gains on investments	796,690
Net change in unrealized gains (losses) on investments	(6,307,818)
Net realized and unrealized gains (losses) on investments	(5,511,128)
Net increase in net assets resulting from operations	$3,342,289
The accompanying notes are an integral part of these financial statements.
22 | Allspring Broad Market Core Bond ETF

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025[1]
Operations
Net investment income		$8,853,417		$5,205,020
Net realized gains on investments		796,690		627,867
Net change in unrealized gains (losses) on investments		(6,307,818)		3,398,909
Net increase in net assets resulting from operations		3,342,289		9,231,796
Distributions to shareholders from
Net investment income and net realized gains		(9,428,408)		(4,900,712)
Capital share transactions	Shares		Shares
Proceeds from shares sold	3,400,000	85,058,507	8,100,001	198,215,021
Payment for shares redeemed	(2,300,000)	(57,320,631)	(1,000,001)	(24,744,961)
Net increase in net assets resulting from capital share transactions		27,737,876		173,470,060
Total increase in net assets		21,651,757		177,801,144
Net assets
Beginning of period		177,801,144		0
End of period		$199,452,901		$177,801,144
1 For the period from December 4, 2024 (commencement of operations) to August 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
	2026	2025[1]
Net asset value, beginning of period	$25.04	$25.00
Net investment income	1.17 [2]	0.89 [2]
Net realized and unrealized gains (losses) on investments	(0.64)	(0.04)
Total from investment operations	0.53	0.85
Distributions to shareholders from
Net investment income	(1.17)	(0.81)
Net realized gains	(0.08)	0.00
Total distributions to shareholders	(1.25)	(0.81)
Net asset value, end of period	$24.32	$25.04
Total return[3]	2.09%	3.50%
Ratios to average net assets (annualized)
Expenses	0.19%	0.19%
Net investment income	4.69%	4.87%
Supplemental data
Portfolio turnover rate[4]	95%	114%
Net assets, end of period (000s omitted)	$199,453	$177,801

[1]	For the period from December 4, 2024 (commencement of operations) to August 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Broad Market Core Bond ETF

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Broad Market Core Bond ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
TBA sale commitments
The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale
Allspring Broad Market Core Bond ETF | 25

Notes to financial statements
commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Inflation-indexed bonds and TIPS
The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
26 | Allspring Broad Market Core Bond ETF

Notes to financial statements
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $201,019,086 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$351,404
Gross unrealized losses	(3,264,029)
Net unrealized losses	$(2,912,625)
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to redemptions-in-kind and equalization payments. At August 31, 2026, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable loss
$777,326	$(777,326)
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Broad Market Core Bond ETF | 27

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$62,471,636	$0	$62,471,636
Asset-backed securities	0	22,289,195	0	22,289,195
Corporate bonds and notes	0	53,949,252	0	53,949,252
Municipal obligations	0	8,315,799	0	8,315,799
Non-agency mortgage-backed securities	0	11,857,741	0	11,857,741
U.S. Treasury securities	28,694,756	0	0	28,694,756
Yankee corporate bonds and notes	0	7,621,595	0	7,621,595
Short-term investments
Investment companies	2,906,487	0	0	2,906,487
Total assets	$31,601,243	$166,505,218	$0	$198,106,461
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.19% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Galliard Capital Management, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2026 were as follows:
Purchases at cost			Sales Proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government	IN-KIND
$145,113,961	$42,676,010	$46,993,606	$141,263,471	$36,358,362	$33,365,304
28 | Allspring Broad Market Core Bond ETF

Notes to financial statements
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $27,765 in short futures contracts during the year ended August 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$9,428,408	$4,900,712
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Total
$119,136	$(2,912,625)	$(2,793,489)
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Broad Market Core Bond ETF | 29

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Broad Market Core Bond ETF (the Fund), a series of Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from December 4, 2024 (commencement of operations) to August 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from December 4, 2024 to August 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from December 4, 2024 to August 31, 2025, and the financial highlights for the year then ended and the period from December 4, 2024 to August 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
30 | Allspring Broad Market Core Bond ETF

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $180,436 was designated as a 20% rate gain distribution for the fiscal year ended
August 31, 2026.
For the fiscal year ended August 31, 2026, $8,150,439 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, $379,011 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, 15% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Broad Market Core Bond ETF | 31

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

32 | Allspring Broad Market Core Bond ETF

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Exchange-Traded Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Broad Market Core Bond ETF (the “ETF”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Galliard Capital Management, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately. The Board noted that the ETF commenced operations in December 2024 and has a limited operating history.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the ETF as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the ETF by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* The Board considered the resources devoted by Allspring Funds Management in developing and maintaining the infrastructure necessary to support the ongoing operations of the ETF. In addition, the Board received and considered information about the full range of services provided to the ETF by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the ETF. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Broad Market Core Bond ETF | 33

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the ETF’s liquidity risk management program and as the ETF’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
ETF investment performance and expenses
The Board noted that the ETF had only one year of performance history to review. The Board considered the investment performance results for the ETF over the one-year period ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the ETF (the “Universe”), and in comparison to the ETF’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the funds in the performance Universe. The Board noted that the investment performance of the ETF was higher than the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the ETF was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for the one-year period under review. The Board further noted that it would have the opportunity to review the ETF’s performance over longer periods in connection with future reviews and approvals of the ETF’s Advisory Agreements.
The Board also received and considered information regarding the ETF’s net operating expense ratio. The Board noted that, due to the ETF’s unitary management fee structure, the ETF’s net operating expense ratio was equal to the ETF’s unitary management fee. The Board considered the ETF’s net operating expense ratio in comparison to the median ratio of funds in an expense group that was determined by Broadridge to be similar to the ETF (the “Group”). The Board received a description of the methodology used by Broadridge to select the funds in the expense Group and an explanation of how funds comprising the expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the ETF was lower than the median net operating expense ratio of the expense Group.
The Board took into account the ETF’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the unitary management fee rate payable by the ETF to Allspring Funds Management under the Management Agreement, under which Allspring Funds Management pays all ETF expenses, other than the contractual management fee and certain other expenses. Because of the ETF’s “unitary fee” structure, the Board recognized that while Allspring Funds Management bears the risk that ETF expenses may increase over time, it is possible that Allspring Funds Management may benefit from any price decreases in third-party services paid under the Management Agreement.
Among other information reviewed by the Board was a comparison of the ETF’s unitary management fee with the median management fee paid by funds in the expense Group. The Board noted that the ETF’s unitary management fee was lower than the average management fee for the expense Group.
The Board also received and considered information about the portion of the unitary management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the ETF. In this regard, the Board received information about the differences between an exchange-traded fund and other types of products, including mutual funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the ETF was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.

34 | Allspring Broad Market Core Bond ETF

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the ETF, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with ETF shareholders.
The Board noted that the ETF’s unitary management fee does not include breakpoints or expense caps because, like many other actively-managed exchange-traded funds, the unitary fee levels already share potential economies of scale, as the unitary management fee is fixed at a competitive level and will not increase in the future even if the ETF’s operating costs rise and the ETF does not reach scale.
The Board considered that, in addition to the unitary management fee, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through investments in the business intended to enhance services available to the ETF and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the ETF constituted a reasonable approach to sharing potential economies of scale with the ETF and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the ETF. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the ETF and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the ETF. The Board also considered the potential increase in the overall size of Allspring Funds Management’s relationships with the ETF’s authorized participants and lead market makers, which could potentially benefit Allspring Funds Management’s reputation with such firms.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Broad Market Core Bond ETF | 35

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRAFIX 08-26

Allspring Core Plus ETF (APLU)
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Core Plus ETF | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.98%
FHLMC	2.00%	4-1-2052	$8,095,567	$6,357,979
FHLMC	4.00	11-1-2053	2,492,720	2,285,494
FHLMC	5.00	3-1-2040	1,257,138	1,251,511
FHLMC	5.00	1-1-2055	2,621,359	2,539,986
FHLMC	5.00	2-1-2056	3,904,875	3,769,370
FHLMC	5.00	5-1-2056	3,889,058	3,753,665
FHLMC	5.50	11-1-2054	679,207	675,053
FHLMC	5.50	6-1-2055	1,678,656	1,663,193
FHLMC	5.50	9-1-2055	843,311	835,336
FHLMC	5.50	11-1-2055	2,258,389	2,237,033
FHLMC	6.00	12-1-2055	1,129,813	1,147,049
FHLMC	6.50	7-1-2055	1,037,952	1,069,581
FNMA	2.00	8-1-2051	827,034	651,274
FNMA	2.00	12-1-2051	3,864,776	3,039,400
FNMA	2.00	1-1-2052	818,719	643,299
FNMA%%	2.00	9-14-2056	1,040,000	810,519
FNMA	2.50	2-1-2051	6,780,847	5,602,514
FNMA	2.50	3-1-2052	1,867,359	1,536,238
FNMA	2.50	4-1-2052	1,052,741	879,475
FNMA	2.50	6-1-2052	429,521	351,184
FNMA	3.00	11-1-2051	6,825,352	5,830,146
FNMA	3.50	8-1-2052	387,352	343,901
FNMA	3.50	9-1-2052	2,963,423	2,636,114
FNMA	4.00	9-1-2052	220,665	203,105
FNMA	4.00	11-1-2054	1,539,056	1,407,948
FNMA	4.50	5-1-2053	2,316,054	2,183,659
FNMA	4.50	7-1-2055	644,457	605,107
FNMA	5.00	6-1-2055	1,677,617	1,619,401
FNMA	5.00	4-1-2056	1,382,675	1,338,141
FNMA	5.00	7-1-2056	2,379,886	2,297,033
FNMA	5.50	12-1-2054	572,844	569,296
FNMA	5.50	1-1-2055	1,002,294	996,009
FNMA	5.50	3-1-2055	3,883,160	3,846,439
FNMA%%	5.50	9-14-2056	8,490,000	8,401,466
FNMA	6.00	8-1-2054	168,582	170,962
FNMA	6.00	5-1-2055	2,142,893	2,167,291
FNMA	6.00	6-1-2055	1,656,308	1,675,166
FNMA	6.00	7-1-2055	693,312	704,433
FNMA	6.00	11-1-2055	2,061,501	2,085,594
FNMA%%	6.00	9-14-2056	4,365,000	4,412,579
FNMA	6.50	11-1-2054	1,010,325	1,042,829
FNMA	6.50	8-1-2055	1,444,332	1,487,999
GNMA	2.00	2-20-2052	744,915	597,715
GNMA	2.50	4-20-2051	376,421	314,924
GNMA	2.50	8-20-2051	1,398,968	1,170,415
GNMA	2.50	9-20-2051	2,705,824	2,263,767
GNMA	2.50	1-20-2052	1,803,317	1,508,705
GNMA	3.00	8-20-2051	1,485,807	1,293,962
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	3.00%	12-20-2051	$236,048	$205,497
GNMA	3.00	3-20-2052	695,565	605,794
GNMA	3.50	5-20-2056	2,733,264	2,388,900
GNMA	4.50	11-20-2054	115,468	108,910
GNMA	4.50	2-20-2055	1,072,379	1,009,548
GNMA	4.50	4-20-2055	1,342,542	1,258,640
GNMA%%	4.50	9-21-2056	940,000	879,847
GNMA	5.00	4-20-2056	12,108,512	11,735,961
GNMA	5.50	8-20-2054	693,830	692,715
GNMA	5.50	9-20-2054	1,138,971	1,136,210
GNMA	5.50	12-20-2054	3,011,780	3,003,323
GNMA	5.50	1-20-2055	847,802	844,647
GNMA	5.50	10-20-2055	2,265,854	2,252,681
GNMA%%	5.50	9-21-2056	2,410,000	2,392,183
GNMA	6.00	8-20-2054	714,551	726,409
GNMA	6.00	9-20-2054	720,577	732,535
GNMA	6.00	7-20-2055	778,304	790,314
GNMA	6.00	5-20-2056	1,610,863	1,634,971
Total agency securities (Cost $128,392,829)				126,672,344
Asset-backed securities: 8.35%
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I144A	5.91	6-15-2056	270,000	267,894
Angel Oak Mortgage Trust Series 2025-HB2 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.24	12-25-2055	1,317,422	1,322,189
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	221,218	217,857
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,005,409
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	491,929	492,701
BHG Owner Loan Trust Series 2026-1CON Class B144A	5.87	7-17-2037	1,500,000	1,489,927
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	1,515,000	1,500,570
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	635,331	630,730
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	966,632
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	84,210	84,445
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	1,515,000	1,545,954
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	247,140	242,454
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	538,915	543,665
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	672,295	670,529
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	103,425	104,816
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	1,825,000	1,792,276
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	770,000	769,823
Gracie Point International Funding LLC Series 2025-1A Class C (30 Day Average U.S. SOFR+2.75%)144A±	6.37	8-15-2028	335,000	335,174
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.15	10-19-2043	850,000	851,555
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	215,000	217,606
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	1,248,509	1,243,807
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
INCREF LLC Series 2026-FL2 Class B (U.S. SOFR 1 Month+1.95%)144A±	5.60%	12-19-2043	$540,000	$540,506
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	189,000	174,924
JBHP ABS I LLC	5.39	12-15-2041	594,756	586,926
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	985,000	980,394
Kinetic ABS Issuer LLC Series 2026-2A Class A2144A	5.83	6-25-2058	315,000	312,230
Lafayette Federal Credit Union Asset Trust Series 2026-HI1A Class A2144A	5.38	1-25-2046	189,879	186,224
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	5.43	10-20-2034	1,275,000	1,274,362
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.55	10-16-2036	100,000	98,660
NMABS Issuer I LLC Series 2025-1A Class B144A	5.33	11-22-2055	838,425	826,448
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	500,000	501,456
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	130,000	126,569
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	1,000,000	1,008,298
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	1,519,729	1,508,763
Prosper Credit Card Issuer LLC Series 2026-1A Class A144A	5.34	7-15-2036	200,000	199,594
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	579,974	579,944
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	1,000,000	975,901
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	860,000	839,342
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class B144A±±	7.12	11-25-2053	127,725	129,582
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,314,095	1,285,058
ServiceMaster Funding LLC Series 2020-1 Class A2I144A	2.84	1-30-2051	168,833	162,226
ServiceMaster Funding LLC Series 2021-1 Class A2II144A	3.11	7-30-2051	624,684	540,387
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	155,000	153,683
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	407,737	397,637
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	200,000	201,257
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	1,405,000	1,370,891
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	220,000	220,061
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	990,000	996,081
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	144,275	144,106
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	1,985,000	1,999,217
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	700,000	681,057
Total asset-backed securities (Cost $35,551,166)				35,297,797
Corporate bonds and notes: 22.27%
Basic materials: 0.26%
Chemicals: 0.21%
Celanese U.S. Holdings LLC	7.70	11-15-2033	595,000	635,335
Chemours Co.144A	8.00	1-15-2033	250,000	246,823
				882,158
Iron/steel: 0.05%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	210,000	194,802
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Communications: 3.50%
Internet: 0.81%
Alphabet, Inc.	5.45%	8-15-2036	$485,000	$481,353
Alphabet, Inc.	6.38	8-15-2056	325,000	327,122
Amazon.com, Inc.	4.88	3-13-2036	165,000	156,900
Amazon.com, Inc.	5.30	7-9-2036	455,000	445,504
Amazon.com, Inc.	5.80	3-13-2056	550,000	507,353
Meta Platforms, Inc.	5.25	5-15-2036	485,000	466,061
Meta Platforms, Inc.	5.40	8-15-2054	615,000	498,439
Meta Platforms, Inc.	5.63	11-15-2055	515,000	430,046
Wayfair LLC144A	6.75	11-15-2032	100,000	102,926
				3,415,704
Media: 1.17%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	785,000	654,596
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	540,000	473,413
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	285,000	159,591
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	455,000	276,644
Comcast Corp.	2.94	11-1-2056	815,000	415,797
Comcast Corp.	2.99	11-1-2063	500,000	243,635
Discovery Global Holdings, Inc.	4.28	3-15-2032	421,000	385,244
News Corp.144A	3.88	5-15-2029	1,015,000	980,703
News Corp.144A	5.13	2-15-2032	300,000	291,327
Space Exploration Technologies Corp.144A	5.88	7-15-2036	700,000	658,826
Time Warner Cable LLC	5.50	9-1-2041	515,000	428,753
				4,968,529
Telecommunications: 1.52%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	415,000	399,093
AT&T, Inc.	3.55	9-15-2055	1,230,000	744,753
AT&T, Inc.	5.25	10-30-2036	460,000	440,252
AT&T, Inc.	5.70	11-1-2054	460,000	402,753
AT&T, Inc.	6.20	10-30-2056	510,000	478,584
Beacon Point DC LLC144A	6.13	11-30-2042	480,000	455,021
HUT 8 DC LLC144A	6.19	11-15-2042	330,000	320,493
Level 3 Financing, Inc.144A	7.00	3-31-2034	415,000	424,503
Sopaipilla Investor LLC144A	7.53	11-30-2048	405,000	414,469
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	77,000	77,009
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	570,000	523,043
Verizon Communications, Inc.	5.00	1-15-2036	755,000	716,465
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.04%)±	6.20	5-14-2056	345,000	332,249
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.30%)±	6.75%	2-15-2057	$445,000	$444,012
WULF Compute LLC144A	7.75	10-15-2030	225,000	233,899
				6,406,598
Consumer, cyclical: 2.14%
Airlines: 0.37%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	567,705	560,858
Delta Air Lines Pass-Through Trust Series 2020-AA Class AA	2.00	6-10-2028	44,886	43,459
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	753,750	752,416
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	217,630	221,597
				1,578,330
Auto manufacturers: 0.70%
Ford Motor Credit Co. LLC	4.00	11-13-2030	810,000	757,601
Ford Motor Credit Co. LLC	5.13	11-5-2026	390,000	390,343
Ford Motor Credit Co. LLC	6.11	8-15-2033	590,000	589,387
Hyundai Capital America144A	4.50	9-18-2030	410,000	398,614
Hyundai Capital America144A	5.30	3-19-2027	185,000	185,799
Hyundai Capital America144A	5.80	4-1-2030	645,000	656,623
				2,978,367
Auto parts & equipment: 0.06%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	235,000	243,359
Home builders: 0.21%
Century Communities, Inc.144A	6.63	9-15-2033	880,000	890,789
Housewares: 0.06%
Newell Brands, Inc.	6.38	5-15-2030	245,000	248,447
Leisure time: 0.21%
Carnival Corp. Ltd.144A	6.13	2-15-2033	890,000	891,860
Retail: 0.33%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	90,000	89,710
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	145,000	145,154
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	505,000	509,676
QXO Building Products, Inc.144A	6.88	7-15-2034	630,000	637,113
				1,381,653
Toys/games/hobbies: 0.20%
Mattel, Inc.	5.45	11-1-2041	265,000	235,566
Mattel, Inc.144A	5.88	12-15-2027	595,000	595,167
				830,733
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 2.42%
Agriculture: 0.09%
BAT Capital Corp.	4.76%	9-6-2049	$420,000	$337,558
Reynolds American, Inc.	7.00	8-4-2041	30,000	31,868
				369,426
Commercial services: 0.78%
Block, Inc.144A	6.00	8-15-2033	365,000	364,460
GEO Group, Inc.	8.63	4-15-2029	210,000	218,413
GEO Group, Inc.	10.25	4-15-2031	70,000	75,326
Global Payments, Inc.	4.88	11-15-2030	780,000	759,080
Global Payments, Inc.	4.88	3-17-2031	100,000	118,444
Global Payments, Inc.	5.20	11-15-2032	725,000	700,169
Global Payments, Inc.	5.95	8-15-2052	430,000	392,633
Mobility Global, Inc.144A	5.45	6-15-2031	375,000	373,575
Upbound Group, Inc.144A	6.38	2-15-2029	285,000	283,874
				3,285,974
Cosmetics/Personal Care: 0.07%
Haleon U.S. Capital LLC	5.38	8-21-2036	290,000	288,402
Food: 0.14%
Mars, Inc.144A	5.70	5-1-2055	655,000	618,379
Healthcare-products: 0.61%
Abbott Laboratories	4.65	3-15-2036	725,000	687,242
Abbott Laboratories	5.50	3-15-2056	890,000	833,476
Medline Borrower LP144A	3.88	4-1-2029	875,000	847,053
VSP Optical Group, Inc.144A	5.40	6-1-2033	200,000	197,684
				2,565,455
Healthcare-services: 0.32%
DaVita, Inc.144A	6.75	7-15-2033	445,000	455,359
UnitedHealth Group, Inc.	4.75	5-15-2052	250,000	205,132
UnitedHealth Group, Inc.	5.05	4-15-2053	480,000	411,053
UnitedHealth Group, Inc.	5.63	7-15-2054	330,000	306,379
				1,377,923
Pharmaceuticals: 0.41%
AbbVie, Inc.	6.00	9-15-2056	210,000	208,835
Bayer U.S. Finance LLC144A	5.13	7-20-2031	210,000	208,198
Bayer U.S. Finance LLC144A	5.63	7-20-2036	305,000	298,949
Eli Lilly & Co.	5.65	10-15-2065	580,000	546,830
EMD Finance LLC144A	4.63	10-15-2032	490,000	474,148
				1,736,960
Energy: 1.21%
Energy-alternate sources: 0.05%
TerraForm Power Operating LLC144A	4.75	1-15-2030	193,000	185,359
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 7

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Oil & gas: 0.12%
APA Corp.	5.25%	2-1-2042	$133,000	$114,857
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	400,000	394,916
				509,773
Oil & gas services: 0.40%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00	6-15-2036	1,525,000	1,464,793
Schlumberger Holdings Corp.144A	4.85	5-15-2033	245,000	240,629
				1,705,422
Pipelines: 0.64%
Energy Transfer LP	5.95	5-15-2054	215,000	199,619
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	260,000	272,527
Harvest Midstream I LP144A	6.75	5-15-2034	550,000	557,942
Harvest Midstream I LP144A	7.50	5-15-2032	140,000	145,078
MPLX LP	5.30	4-1-2036	340,000	328,855
Prairie Acquiror LP144A	9.00	8-1-2029	320,000	331,152
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	590,000	589,168
Venture Global LNG, Inc.144A	9.50	2-1-2029	165,000	177,467
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	95,000	96,200
				2,698,008
Financial: 8.66%
Banks: 3.34%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	660,000	569,560
Bank of America Corp. (U.S. SOFR+1.57%)±	5.49	4-23-2037	325,000	315,419
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	640,000	630,413
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	255,000	250,596
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	250,000	249,327
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	510,000	522,597
Citibank NA (U.S. SOFR+0.91%)±	4.85	6-18-2032	420,000	413,981
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	805,000	814,459
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	620,000	600,786
Goldman Sachs Group, Inc. (U.S. SOFR+0.99%)±	4.59	4-20-2030	610,000	603,430
Goldman Sachs Group, Inc. (U.S. SOFR+1.03%)±	4.97	6-3-2032	1,010,000	994,961
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	765,000	667,876
Goldman Sachs Group, Inc. (U.S. SOFR+1.31%)±	5.43	6-3-2037	250,000	243,545
Goldman Sachs Group, Inc. (U.S. SOFR+1.82%)±	6.22	7-21-2057	360,000	356,072
JPMorgan Chase & Co. (U.S. SOFR+0.85%)±	4.86	7-23-2030	505,000	503,475
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	650,000	620,633
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	5.15	4-23-2037	1,760,000	1,703,134
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	350,000	353,332
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	800,000	788,176
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.20%)±	2.51%	10-20-2032	$355,000	$310,650
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	210,000	210,305
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	195,000	196,223
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	325,000	297,713
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	565,000	568,068
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	80,000	80,234
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	460,000	474,012
Pinnacle Financial Partners, Inc. (U.S. SOFR+1.70%)±	5.60	5-19-2032	250,000	246,970
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	605,000	519,302
				14,105,249
Diversified financial services: 1.63%
Aircastle Ltd.144A	5.95	2-15-2029	440,000	448,294
Ares Finance Co. II LLC144A	3.25	6-15-2030	400,000	371,556
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	1,210,000	1,165,569
Citadel Finance LLC144A	5.15	2-14-2031	485,000	470,397
Citadel Finance LLC144A	5.90	2-10-2030	605,000	606,857
Computershare U.S., Inc.	1.13	10-7-2031	100,000	100,546
Equitable America Global Funding144A	4.95	6-9-2030	1,140,000	1,127,608
Franklin Templeton, Inc.	5.50	8-10-2036	520,000	509,621
HA Sustainable Infrastructure Capital, Inc.144A	5.95	7-15-2033	400,000	395,132
Intercontinental Exchange, Inc.	4.90	9-1-2031	370,000	368,472
Intercontinental Exchange, Inc.	5.40	9-1-2036	275,000	273,391
LSEG U.S. Fin Corp.144A	5.25	3-23-2036	375,000	364,279
PRA Group, Inc.144A	5.00	10-1-2029	200,000	192,190
TPG Operating Group II LP	5.88	3-5-2034	365,000	367,044
United Wholesale Mortgage LLC144A	5.50	4-15-2029	148,000	139,471
				6,900,427
Insurance: 2.70%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	415,000	422,167
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	485,000	482,536
Athene Global Funding144A	5.03	7-17-2030	530,000	521,244
Athene Global Funding144A	5.54	8-22-2035	680,000	652,800
Cincinnati Financial Corp.	6.13	11-1-2034	545,000	556,658
Corebridge Global Funding144A	4.55	1-9-2031	585,000	569,053
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	455,000	438,665
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	370,000	292,122
Jackson Financial, Inc.	6.15	1-15-2037	330,000	322,846
Lincoln Financial Global Funding144A	4.95	5-21-2031	295,000	290,481
Lincoln Financial Global Funding144A	5.25	8-13-2031	490,000	486,364
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	665,000	644,877
New York Life Insurance Co.144A	3.75	5-15-2050	355,000	249,018
New York Life Insurance Co.144A	5.88	5-15-2033	660,000	672,593
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	925,000	604,959
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	415,000	408,949
Protective Life Corp.144A	4.70	1-15-2031	405,000	395,110
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 9

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Protective Life Corp.144A	5.35%	12-15-2035	$475,000	$455,558
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	495,000	455,742
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	185,000	178,725
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	290,000	291,746
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	205,000	205,996
RGA Global Funding144A	4.60	11-25-2030	555,000	541,480
RGA Global Funding144A	5.05	12-6-2031	725,000	715,466
Transatlantic Holdings, Inc.	8.00	11-30-2039	210,000	249,117
Unum Group144A	4.05	8-15-2041	375,000	294,758
				11,399,030
Investment companies: 0.48%
Ares Capital Corp. BDC	5.10	1-15-2031	460,000	443,500
Ares Capital Corp. BDC	5.50	9-1-2030	460,000	452,571
Ares Capital Corp. BDC	5.88	3-1-2029	270,000	271,639
Ares Strategic Income Fund BDC	5.70	3-15-2028	345,000	346,107
Blue Owl Capital Corp. BDC	5.95	3-15-2029	525,000	524,349
				2,038,166
REITs: 0.51%
Alexandria Real Estate Equities, Inc.	5.25	3-15-2036	295,000	281,341
Essential Properties LP	2.95	7-15-2031	605,000	542,824
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	99,000	102,316
Piedmont Operating Partnership LP	2.75	4-1-2032	150,000	127,853
Piedmont Operating Partnership LP	9.25	7-20-2028	270,000	288,341
Prologis Targeted U.S. Logistics Fund LP144A	4.63	3-15-2033	395,000	377,035
Vornado Realty LP	5.75	2-1-2033	435,000	433,434
				2,153,144
Industrial: 0.56%
Building materials: 0.19%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	115,000	59,839
Martin Marietta Materials, Inc.	5.63	8-15-2036	740,000	739,897
				799,736
Engineering & construction: 0.13%
Jacobs Solutions, Inc.	4.75	3-3-2031	300,000	292,875
Jacobs Solutions, Inc.	5.38	3-3-2036	255,000	244,507
				537,382
Trucking & leasing: 0.24%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	985,000	1,010,708
Technology: 1.62%
Computers: 0.12%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	580,000	510,992
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
IT consulting & other services: 0.11%
Booz Allen Hamilton, Inc.	5.90%	1-30-2034	$200,000	$196,946
Booz Allen Hamilton, Inc.	5.95	8-4-2033	280,000	281,459
				478,405
Semiconductors: 0.65%
Entegris, Inc.144A	4.75	4-15-2029	745,000	734,197
Foundry JV Holdco LLC144A	6.20	1-25-2037	825,000	846,186
Intel Corp.	2.80	8-12-2041	195,000	130,909
Intel Corp.	3.25	11-15-2049	405,000	249,521
Intel Corp.	5.30	5-15-2036	420,000	405,166
Skyworks Solutions, Inc.	5.00	8-10-2028	390,000	389,867
				2,755,846
Software: 0.74%
Cloud Software Group LLC144A	8.25	6-30-2032	480,000	470,544
Oracle Corp.	3.85	4-1-2060	410,000	230,100
Oracle Corp.	4.55	2-4-2029	345,000	337,165
Oracle Corp.	4.95	2-4-2031	325,000	311,230
Oracle Corp.	5.70	2-4-2036	1,110,000	1,026,328
Oracle Corp.	5.95	9-26-2055	610,000	484,608
Oracle Corp.	6.70	2-4-2056	290,000	255,412
				3,115,387
Utilities: 1.90%
Electric: 1.79%
Basin Electric Power Cooperative	5.85	10-15-2055	605,000	566,425
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	350,000	351,645
Duke Energy Corp.	3.85	6-15-2034	100,000	112,972
Duke Energy Indiana LLC	5.40	4-1-2053	305,000	274,958
Entergy Corp. (5 Year Treasury Constant Maturity+1.88%)±	6.50	12-15-2056	230,000	229,496
Entergy Louisiana LLC	5.65	4-15-2056	485,000	450,817
Entergy Mississippi LLC	5.80	4-15-2055	255,000	241,766
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	460,000	475,157
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	1,055,000	1,004,919
Pacific Gas & Electric Co.	6.10	10-15-2055	465,000	430,464
PacifiCorp	5.80	1-15-2055	390,000	354,022
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	498,000	500,530
Public Service Co. of Oklahoma Series O	5.40	2-15-2034	265,000	263,977
San Diego Gas & Electric Co. Series EEEE	5.95	3-15-2056	325,000	313,622
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	475,000	476,268
Southern California Edison Co.	3.65	2-1-2050	290,000	191,174
Southern California Edison Co.	5.75	4-15-2054	310,000	275,612
Virginia Electric & Power Co.	5.65	8-15-2036	310,000	310,707
Virginia Electric & Power Co.	6.30	8-15-2056	365,000	368,424
Vistra Operations Co. LLC144A	5.00	7-31-2027	365,000	364,817
				7,557,772
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 11

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Gas: 0.11%
Brooklyn Union Gas Co.144A	6.39%	9-15-2033		$445,000	$464,247
Total corporate bonds and notes (Cost $96,105,145)					94,078,901
Foreign corporate bonds and notes: 1.90%
Basic materials: 0.07%
Chemicals: 0.07%
INEOS Finance PLC	6.63	5-15-2028	EUR	231,000	270,381
Communications: 0.56%
Media: 0.07%
Ziggo BV	2.88	1-15-2030	EUR	270,000	292,249
Telecommunications: 0.49%
British Telecommunications Ltd.	3.13	2-11-2032	EUR	195,000	217,553
British Telecommunications Ltd. (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	142,557
Chorus Ltd.	3.53	11-26-2032	EUR	211,000	237,597
FiberCop SpA	1.63	1-18-2029	EUR	130,000	146,517
Koninklijke KPN NV	3.88	7-3-2031	EUR	100,000	116,687
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	255,000	295,069
TDC Net AS	6.50	6-1-2031	EUR	250,000	314,565
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	242,703
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	360,000	357,270
					2,070,518
Consumer, cyclical: 0.14%
Auto manufacturers: 0.08%
RCI Banque SA	3.63	11-3-2032	EUR	200,000	222,411
Traton Finance Luxembourg SA	3.88	11-13-2031	EUR	100,000	114,733
					337,144
Entertainment: 0.03%
Universal Music Group NV	4.00	6-13-2031	EUR	115,000	134,394
Leisure time: 0.03%
TUI AG	5.88	3-15-2029	EUR	110,000	131,411
Consumer, non-cyclical: 0.15%
Agriculture: 0.03%
BAT Netherlands Finance BV	5.38	2-16-2031	EUR	100,000	122,824
Commercial services: 0.08%
Nexi SpA	2.13	4-30-2029	EUR	150,000	167,340
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	135,000	158,623
					325,963
Food: 0.04%
Market Bidco Finco PLC	5.50	11-4-2027	GBP	140,000	189,626
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Energy: 0.05%
Oil & gas: 0.05%
Aker BP ASA	1.13%	5-12-2029	EUR	200,000	$217,423
Financial: 0.48%
Banks: 0.34%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	233,599
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	245,166
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	100,000	119,634
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	100,000	122,416
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	400,000	496,386
Luminor Bank AS (3 Month EURIBOR+1.28%)±	4.27	5-27-2031	EUR	100,000	116,258
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	100,000	120,205
					1,453,664
Insurance: 0.03%
AXA SA	3.63	1-10-2033	EUR	100,000	115,200
Real estate: 0.11%
Aroundtown SA	3.50	5-13-2030	EUR	200,000	225,424
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	200,000	231,109
					456,533
Government securities: 0.05%
Multi-national: 0.05%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	230,000	227,548
Technology: 0.04%
Computers: 0.04%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	135,000	154,896
Utilities: 0.36%
Electric: 0.09%
Enel Finance International NV	4.00	2-20-2031	EUR	100,000	117,401
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	100,000	112,454
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	105,000	135,389
					365,244
Gas: 0.20%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	150,000	162,927
Centrica PLC (UK Gilts 5 Year+2.51%)±	6.50	5-21-2055	GBP	500,000	683,555
					846,482
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 13

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Water: 0.07%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88%	10-24-2029	EUR	265,000	$315,186
Total foreign corporate bonds and notes (Cost $7,717,951)					8,026,686
Foreign government bonds: 5.34%
Australia: 0.65%
Australia	2.25	5-21-2028	AUD	3,965,000	2,728,177
Belgium: 0.22%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	830,000	927,480
Brazil: 0.75%
Brazil	10.00	1-1-2029	BRL	6,000,000	1,073,141
Brazil	10.00	1-1-2031	BRL	12,500,000	2,091,704
					3,164,845
Colombia: 0.56%
Colombia TES	5.75	11-3-2027	COP	8,200,000,000	2,378,604
France: 0.60%
French Republic144A	2.40	9-24-2028	EUR	1,365,000	1,563,096
French Republic144A	2.70	2-25-2031	EUR	880,000	991,539
					2,554,635
Germany: 0.61%
Bundesobligation	2.50	4-16-2031	EUR	875,000	993,142
Bundesschatzanweisungen	2.50	6-14-2028	EUR	445,000	513,152
Bundesschatzanweisungen	2.70	9-13-2028	EUR	910,000	1,052,296
					2,558,590
Italy: 0.23%
Italy	2.20	2-28-2028	EUR	865,000	992,382
Mexico: 0.25%
Mexico	8.50	2-28-2030	MXN	17,800,000	1,054,357
Norway: 0.25%
Norway144A	2.00	4-26-2028	NOK	10,250,000	1,052,452
South Africa: 0.26%
Republic of South Africa	10.50	12-21-2027	ZAR	16,800,000	1,082,524
South Korea: 0.06%
Korea	2.75	9-10-2045	KRW	450,000,000	261,234
Sweden: 0.25%
Sweden	2.50	10-15-2036	SEK	10,500,000	1,039,284
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
United Kingdom: 0.65%
U.K. Gilts	4.38%	3-7-2028	GBP	1,180,000	$1,598,178
U.K. Gilts	4.38	3-7-2030	GBP	852,000	1,147,674
					2,745,852
Total foreign government bonds (Cost $22,179,320)					22,540,416

	Shares
Investment companies: 3.06%
Exchange-traded funds: 3.06%
iShares Broad USD High Yield Corporate Bond ETF	81,852	3,021,976
State Street SPDR Portfolio High Yield Bond ETF	95,779	2,236,440
Vanguard Intermediate-Term Corporate Bond ETF	53,733	4,357,209
Vanguard Short-Term Corporate Bond ETF	42,071	3,303,835
Total investment companies (Cost $13,037,875)		12,919,460

			Principal
Loans: 0.00%
Consumer, cyclical: 0.00%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.48	4-1-2031	$14,700	14,755
Total loans (Cost $14,611)				14,755
Non-agency mortgage-backed securities: 5.86%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.24	6-15-2042	750,000	751,484
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	698,686	698,074
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	797,161	796,860
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	352,074	349,850
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	322,432	317,026
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	971,619	841,081
Angel Oak Mortgage Trust Series 2025-1 Class A1144A±±	5.69	1-25-2070	672,204	672,809
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	1,000,000	1,018,294
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.19	8-15-2042	210,000	210,331
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.79	12-15-2042	100,000	100,118
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	1,300,000	1,220,748
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.84	12-15-2042	1,025,000	1,025,882
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.74	12-15-2044	840,000	836,627
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	695,332	667,961
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	609,322	606,998
FS Commercial Mortgage Trust Series 2026-PALM Class A (U.S. SOFR 1 Month+1.40%)144A±	5.04	7-15-2041	330,000	330,362
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±	5.29	3-15-2041	545,000	546,042
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 15

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
GCAT Trust Series 2026-NQM2 Class A1144A±±	5.45%	2-25-2071	$1,896,958	$1,883,858
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	912,713	920,894
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.34	10-15-2035	320,000	319,800
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	733,548	728,866
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,000,723
Mill City Mortgage Loan Trust Series 2026-R1 Class A1144A±±	5.46	10-25-2062	1,854,413	1,839,117
MLTI Trust Series 2026-MLTI Class C10 (U.S. SOFR 1 Month+1.80%)144A±	5.44	6-15-2039	930,000	933,980
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,320,000	1,251,518
Morgan Stanley Residential Mortgage Loan Trust Series 2025- NQM5 Class A1144A±±	5.44	7-25-2070	342,671	341,030
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.70	1-15-2036	212,379	206,552
PFDR Trust Series 2026-DLVR Class B (U.S. SOFR 1 Month+2.10%)144A±	5.74	6-15-2043	425,000	425,780
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	5.10	4-25-2057	533,530	527,166
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	119,583	119,509
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	1,000,000	1,002,956
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	225,000	226,971
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.08	4-15-2042	760,000	761,143
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	100,000	74,760
SWCH Commercial Mortgage Trust Series 2025-DATA Class B (U.S. SOFR 1 Month+1.84%)144A±	5.48	2-15-2042	1,000,000	988,975
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	200,000	199,739
Total non-agency mortgage-backed securities (Cost $24,875,537)				24,743,884
U.S. Treasury securities: 11.10%
U.S. Treasury Bonds	2.88	5-15-2043	335,000	248,580
U.S. Treasury Bonds	3.00	2-15-2049	360,000	251,494
U.S. Treasury Bonds	3.88	5-15-2043	270,000	230,639
U.S. Treasury Bonds	4.38	8-15-2043	315,000	286,355
U.S. Treasury Bonds	4.63	5-15-2044	420,000	391,847
U.S. Treasury Bonds	4.63	11-15-2044	520,000	483,681
U.S. Treasury Bonds##	4.63	2-15-2046	25,000,000	23,128,906
U.S. Treasury Bonds	4.63	11-15-2055	1,019,000	924,106
U.S. Treasury Bonds	4.75	2-15-2056	2,870,000	2,657,889
U.S. Treasury Bonds	5.00	5-15-2045	3,907,000	3,800,778
U.S. Treasury Notes	3.88	4-15-2029	1,645,000	1,624,181
U.S. Treasury Notes	4.13	7-15-2029	480,000	476,438
U.S. Treasury Notes	4.13	11-15-2032	4,376,000	4,271,044
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.38%	5-15-2036	$6,161,000	$5,987,722
U.S. Treasury Notes	4.63	8-15-2036	2,161,000	2,140,403
Total U.S. Treasury securities (Cost $48,472,282)				46,904,063
Yankee corporate bonds and notes: 8.34%
Basic materials: 0.06%
Mining: 0.06%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	240,000	259,682
Communications: 0.48%
Telecommunications: 0.48%
Nokia Oyj	6.63	5-15-2039	285,000	291,535
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	431,000	433,577
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.84%)±	6.88	7-31-2056	530,000	531,410
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	420,000	404,893
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	370,000	367,584
				2,028,999
Consumer, cyclical: 0.38%
Apparel: 0.09%
Gildan Activewear, Inc.144A	5.40	10-7-2035	380,000	363,911
Leisure time: 0.29%
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	440,000	413,789
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	130,000	130,119
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	675,000	678,584
				1,222,492
Consumer, non-cyclical: 0.11%
Beverages: 0.11%
Becle SAB de CV144A	2.50	10-14-2031	540,000	462,159
Energy: 1.11%
Oil & gas: 1.03%
Aker BP ASA144A	5.80	10-1-2054	320,000	290,557
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	465,000	477,109
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	1,110,000	1,084,092
Eni SpA144A	5.25	5-18-2036	450,000	434,799
Eni SpA144A	6.00	5-18-2056	235,000	224,338
Harbour Energy Finance 2 PLC144A	5.93	8-19-2033	330,000	328,822
Harbour Energy Finance 2 PLC144A	6.33	4-1-2035	915,000	923,528
Santos Finance Ltd.144A	5.75	11-13-2035	595,000	586,997
				4,350,242
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 17

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.08%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63%	1-15-2083	$60,000	$64,405
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	295,000	294,100
				358,505
Financial: 5.33%
Banks: 4.33%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	420,000	418,379
Banco Santander SA	5.44	7-15-2031	430,000	435,259
Bank of Ireland Group PLC (U.S. SOFR+1.16%)144A±	5.00	11-12-2032	505,000	496,834
Bank of Montreal Series J (U.S. SOFR+0.96%)±	4.88	6-2-2032	205,000	202,161
Bank of Montreal Series J (U.S. SOFR+1.21%)±	5.30	6-2-2037	620,000	605,870
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	650,000	653,737
Banque Federative du Credit Mutuel SA (U.S. SOFR+1.20%)144A±	5.15	7-9-2032	640,000	629,440
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	310,000	293,895
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico144A	5.40	6-3-2031	410,000	407,089
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	815,000	798,260
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	385,000	401,732
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	1,000,000	984,580
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,080,000	1,048,280
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	525,000	503,995
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	975,000	972,309
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	690,000	700,812
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	635,000	633,685
Deutsche Bank AG (U.S. SOFR+1.10%)±	4.47	12-10-2031	1,035,000	1,007,355
DNB Bank ASA (U.S. SOFR+1.13%)144A±	4.83	3-30-2032	1,270,000	1,249,362
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	840,000	840,941
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.80%)±	5.20	8-17-2032	820,000	817,122
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.82%)±	5.19	7-23-2032	360,000	358,031
National Australia Bank Ltd. (1 Year Treasury Constant Maturity+1.18%)144A±	5.63	6-4-2037	745,000	727,269
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	520,000	464,194
NatWest Markets PLC144A	4.65	3-27-2029	840,000	834,641
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.29%)±	5.30	7-7-2037	290,000	281,341
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	81,000	80,705
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09%	5-14-2032	$790,000	$716,941
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	705,000	718,064
				18,282,283
Diversified financial services: 0.58%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	505,000	517,504
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	210,000	203,551
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	380,000	380,414
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	225,000	227,988
Brookfield Asset Management Ltd.	5.30	1-15-2036	180,000	172,465
Brookfield Asset Management Ltd.	6.08	9-15-2055	390,000	378,936
Brookfield Finance, Inc.	5.33	1-15-2036	585,000	564,648
				2,445,506
Insurance: 0.30%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	780,000	800,257
Sompo Holdings, Inc. (1 Year Treasury Constant Maturity+2.13%)144A±	5.41	4-22-2037	495,000	472,779
				1,273,036
Savings & loans: 0.12%
Nationwide Building Society (U.S. SOFR+1.42%)144A±	5.52	7-14-2037	545,000	531,293
Government securities: 0.33%
Multi-national: 0.33%
African Export-Import Bank144A	3.80	5-17-2031	710,000	644,091
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	305,000	279,380
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	480,000	478,032
				1,401,503
Industrial: 0.33%
Electronics: 0.10%
Flex Ltd.	5.38	11-13-2035	435,000	411,519
Engineering & construction: 0.23%
CIMIC Finance Ltd.144A	6.00	4-22-2036	295,000	288,141
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	255,000	267,429
WSP Global, Inc.144A	5.71	9-18-2036	430,000	414,571
				970,141
Utilities: 0.21%
Electric: 0.21%
Comision Federal de Electricidad144A	3.35	2-9-2031	820,000	741,034
Empresa Distribuidora Y Comercializadora Norte144A	9.50	4-28-2033	130,000	128,082
				869,116
Total yankee corporate bonds and notes (Cost $35,701,523)				35,230,387
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 19

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 1.58%
Argentina: 0.24%
Argentinaøø	0.75%	7-9-2030	$217,600	$188,278
City of Buenos Aires144A	7.80	11-26-2033	370,000	382,632
Province of Santa Fe144A	8.10	12-11-2034	435,000	431,777
				1,002,687
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	285,000	188,165
Israel: 0.42%
Israel	4.50	1-13-2031	810,000	788,721
Israel	5.75	3-12-2054	635,000	581,203
Israel	5.88	1-13-2056	450,000	420,692
				1,790,616
Ivory Coast: 0.10%
Ivory Coast144A	8.25	1-30-2037	400,000	435,268
Mexico: 0.54%
Mexico	4.75	3-8-2044	145,000	113,101
Mexico	5.63	9-22-2035	480,000	459,883
Mexico	6.00	5-7-2036	255,000	249,436
Mexico	6.13	2-9-2038	380,000	366,065
Mexico	6.25	8-27-2037	300,000	294,615
Mexico	6.35	2-9-2035	470,000	474,705
Mexico	3.77	5-24-2061	565,000	323,915
				2,281,720
Panama: 0.09%
Panama	2.25	9-29-2032	480,000	398,141
Peru: 0.04%
Fondo MIVIVIENDA SA144A	5.40	3-31-2031	150,000	150,445
Trinidad and Tobago: 0.10%
Trinidad & Tobago144A	6.50	1-28-2036	410,000	416,019
Total yankee government bonds (Cost $6,684,911)				6,663,061

	Yield	Shares
Short-term investments: 5.13%
Investment companies: 3.01%
Allspring Government Money Market Fund Select Class♠∞##	3.60	12,714,893	12,714,893
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2026

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 2.12%
U.S. Treasury Bills☼		3.59%	10-13-2026	$9,000,000	$8,961,184
Total short-term investments (Cost $21,676,414)					21,676,077
Total investments in securities (Cost $440,409,564)	102.91%				434,767,831
Other assets and liabilities, net	(2.91)				(12,279,717)
Total net assets	100.00%				$422,488,114

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chilean peso
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea won
MXN	Mexican peso
NOK	Norwegian krone
REIT	Real estate investment trust
SEK	Swedish krona
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,580,005	$304,763,897	$(303,629,009)	$0	$0	$12,714,893	12,714,893	$398,203
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 21

Portfolio of investments—August 31, 2026

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,277,779	COP	7,994,000,000	Morgan Stanley, Inc.	9-2-2026	$0	$(201,558)
COP	7,994,000,000	USD	2,599,421	Morgan Stanley, Inc.	9-2-2026	0	(120,085)
USD	2,240,238	BRL	11,440,000	State Street Bank & Trust Co.	9-4-2026	33,177	0
BRL	11,440,000	USD	2,194,135	State Street Bank & Trust Co.	9-4-2026	12,926	0
USD	3,788,809	GBP	2,811,000	Bank of New York Mellon Corp.	9-16-2026	0	(20,127)
USD	538,479	ZAR	8,780,000	Bank of New York Mellon Corp.	9-18-2026	0	(6,081)
ZAR	8,780,000	USD	537,714	Bank of New York Mellon Corp.	9-18-2026	6,847	0
USD	1,025,137	MXN	18,030,000	Bank of New York Mellon Corp.	9-30-2026	0	(33,372)
USD	14,389,847	EUR	12,450,000	Bank of New York Mellon Corp.	10-5-2026	0	(90,006)
USD	420,762	CLP	390,000,000	State Street Bank & Trust Co.	10-8-2026	2,802	0
CLP	390,000,000	USD	424,582	State Street Bank & Trust Co.	10-8-2026	0	(6,622)
USD	2,508,154	AUD	3,590,000	Bank of New York Mellon Corp.	10-20-2026	0	(62,493)
USD	1,078,043	SEK	10,310,000	Bank of New York Mellon Corp.	10-20-2026	0	(1,319)
USD	2,168,104	BRL	11,440,000	State Street Bank & Trust Co.	11-3-2026	0	(11,878)
USD	2,552,118	COP	7,994,000,000	Morgan Stanley, Inc.	11-23-2026	114,055	0
USD	529,167	NOK	4,950,000	State Street Bank & Trust Co.	11-23-2026	4	0
						$169,811	$(553,541)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	173	12-21-2026	$18,768,548	$18,624,531	$0	$(144,017)
Ultra U.S. Treasury Bond	72	12-21-2026	8,013,685	7,922,250	0	(91,435)
2-Year U.S. Treasury Notes	232	12-31-2026	47,739,808	47,614,375	0	(125,433)
5-Year U.S. Treasury Notes	113	12-31-2026	12,012,430	11,944,453	0	(67,977)
Short
10-Year Euro BUND Index	(10)	9-8-2026	(1,465,511)	(1,431,726)	33,785	0
2-Year Euro SCHATZ	(4)	9-8-2026	(491,646)	(489,221)	2,425	0
5-Year Euro-BOBL Futures	(9)	9-8-2026	(1,198,635)	(1,184,432)	14,203	0
Ultra 10-Year U.S. Treasury Notes	(120)	12-21-2026	(13,255,994)	(13,130,625)	125,369	0
					$175,782	$(428,862)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus ETF

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $427,694,671)	$422,052,938
Investments in affiliated securities, at value (cost $12,714,893)	12,714,893
Cash	137
Cash at broker segregated for futures contracts	1,240,000
Segregated cash for forward foreign currency contracts	670,000
Segregated cash for when-issued securities	20,000
Receivable for interest	3,543,763
Receivable for investments sold	2,201,981
Unrealized gains on forward foreign currency contracts	169,811
Receivable for daily variation margin on open futures contracts	45,961
Total assets	442,659,484
Liabilities
Payable for investments purchased	19,408,551
Unrealized losses on forward foreign currency contracts	553,541
Management fee payable	107,630
Payable for daily variation margin on open futures contracts	100,039
Contingent tax liability	1,589
Accrued expenses and other liabilities	20
Total liabilities	20,171,370
Total net assets	$422,488,114
Net assets consist of
Paid-in capital	$433,735,831
Total distributable loss	(11,247,717)
Total net assets	$422,488,114
Net asset value per share
Based on $422,488,114 divided by 17,500,000 shares issued and outstanding (unlimited number of shares authorized)	$24.14
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 23

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $4,165)	$18,244,972
Income from affiliated securities	398,203
Dividends	294,490
Total investment income	18,937,665
Expenses
Management fee	1,090,087
Interest expense	338
Total expenses	1,090,425
Net investment income	17,847,240
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $1,880)	(1,860,360)
Unaffiliated in-kind redemptions	1,051,403
Foreign currency and foreign currency translations	(81,781)
Forward foreign currency contracts	(607,143)
Futures contracts	(1,323,583)
Swap contracts	59,931
Net realized losses on investments	(2,761,533)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $325)	(9,513,635)
Foreign currency and foreign currency translations	5,862
Forward foreign currency contracts	(165,118)
Futures contracts	(317,593)
Swap contracts	(14,111)
Net change in unrealized gains (losses) on investments	(10,004,595)
Net realized and unrealized gains (losses) on investments	(12,766,128)
Net increase in net assets resulting from operations	$5,081,112
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus ETF

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025[1]
Operations
Net investment income		$17,847,240		$7,201,238
Net realized gains (losses) on investments		(2,761,533)		786,242
Net change in unrealized gains (losses) on investments		(10,004,595)		3,736,849
Net increase in net assets resulting from operations		5,081,112		11,724,329
Distributions to shareholders from
Net investment income and net realized gains		(19,566,139)		(6,458,212)
Capital share transactions	Shares		Shares
Proceeds from shares sold	9,600,000	239,080,504	12,304,000	301,329,141
Payment for shares redeemed	(2,100,000)	(51,638,077)	(2,304,000)	(57,064,544)
Net increase in net assets resulting from capital share transactions		187,442,427		244,264,597
Total increase in net assets		172,957,400		249,530,714
Net assets
Beginning of period		249,530,714		0
End of period		$422,488,114		$249,530,714
1 For the period from December 4, 2024 (commencement of operations) to August 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 25

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
	2026	2025[1]
Net asset value, beginning of period	$24.95	$25.00
Net investment income	1.21 [2]	0.93 [2]
Net realized and unrealized gains (losses) on investments	(0.70)	(0.17)
Total from investment operations	0.51	0.76
Distributions to shareholders from
Net investment income	(1.17)	(0.81)
Net realized gains	(0.15)	0.00
Total distributions to shareholders	(1.32)	(0.81)
Net asset value, end of period	$24.14	$24.95
Total return[3]	2.05%	3.13%
Ratios to average net assets (annualized)
Expenses	0.30%	0.30%
Net investment income	4.91%	5.08%
Supplemental data
Portfolio turnover rate[4]	202%	229%
Net assets, end of period (000s omitted)	$422,488	$249,531

[1]	For the period from December 4, 2024 (commencement of operations) to August 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Plus ETF

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Allspring Core Plus ETF | 27

Notes to financial statements
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
28 | Allspring Core Plus ETF

Notes to financial statements
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Core Plus ETF | 29

Notes to financial statements
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $440,995,635 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,534,185
Gross unrealized losses	(8,398,799)
Net unrealized losses	$(6,864,614)
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind. At August 31, 2026, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable loss
$1,051,404	$(1,051,404)
As of August 31, 2026, the Fund had current year deferred post-October capital losses consisting of $3,636,369 in short-term losses and $1,464,776 in long-term losses which will be recognized on the first day of the following fiscal year.
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$126,672,344	$0	$126,672,344
Asset-backed securities	0	35,297,797	0	35,297,797
Corporate bonds and notes	0	94,078,901	0	94,078,901
Foreign corporate bonds and notes	0	8,026,686	0	8,026,686
Foreign government bonds	0	22,540,416	0	22,540,416
Investment companies	12,919,460	0	0	12,919,460
Loans	0	14,755	0	14,755
Non-agency mortgage-backed securities	0	24,743,884	0	24,743,884
U.S. Treasury securities	46,904,063	0	0	46,904,063
Yankee corporate bonds and notes	0	35,230,387	0	35,230,387
Yankee government bonds	0	6,663,061	0	6,663,061
Short-term investments
Investment companies	12,714,893	0	0	12,714,893
U.S. Treasury securities	8,961,184	0	0	8,961,184
	81,499,600	353,268,231	0	434,767,831
Forward foreign currency contracts	0	169,811	0	169,811
Futures contracts	175,782	0	0	175,782
Total assets	$81,675,382	$353,438,042	$0	$435,113,424
Liabilities
Forward foreign currency contracts	$0	$553,541	$0	$553,541
Futures contracts	428,862	0	0	428,862
Total liabilities	$428,862	$553,541	$0	$982,403
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their fair value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.30% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serve as subadvisers to the Fund.
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily
Allspring Core Plus ETF | 31

Notes to financial statements
net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2026 were as follows:
Purchases at cost			Sales Proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government	IN-KIND
$582,333,416	$229,269,879	$121,595,495	$559,349,110	$156,810,132	$39,066,609
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the year ended August 31, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$3,340,960
Average contract amounts to sell	29,825,527
Futures contracts
Average notional balance on long futures	$88,957,467
Average notional balance on short futures	9,958,934
Swap contracts
Average notional balance	$1,310,954
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$169,811	$169,811
Futures contracts	175,782 *	0	175,782
	$175,782	$169,811	$345,593
Liability derivatives
Forward foreign currency contracts	$0	$553,541	$553,541
Futures contracts	428,862 *	0	428,862
	$428,862	$553,541	$982,403

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of August 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended August 31, 2026 was as follows:
32 | Allspring Core Plus ETF

Notes to financial statements
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(607,143)	$(607,143)
Futures contracts	(1,323,583)	0	0	(1,323,583)
Swap contracts	0	59,931	0	59,931
	$(1,323,583)	$59,931	$(607,143)	$(1,870,795)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(165,118)	$(165,118)
Futures contracts	(317,593)	0	0	(317,593)
Swap contracts	0	(14,111)	0	(14,111)
	$(317,593)	$(14,111)	$(165,118)	$(496,822)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$6,847	$(6,847)	$0	$0
Morgan Stanley, Inc.	114,055	(114,055)	0	0
State Street Bank & Trust Co.	48,909	(18,500)	0	30,409

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$213,398	$(6,847)	$(206,551)	$0
Morgan Stanley, Inc.	321,643	(114,055)	(207,588)	0
State Street Bank & Trust Co.	18,500	(18,500)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
Allspring Core Plus ETF | 33

Notes to financial statements
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$19,348,594	$6,458,212
Long-term capital gain	217,545	0
Total	$19,566,139	$6,458,212
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:
Post-October capital losses deferred
Undistributed ordinary income	Unrealized losses	Short-term	Long-term	Total
$705,656	$(6,852,228)	$(3,636,369)	$(1,464,776)	$(11,247,717)
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
34 | Allspring Core Plus ETF

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Core Plus ETF (the Fund), a series of Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from December 4, 2024 (commencement of operations) to August 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from December 4, 2024 to August 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from December 4, 2024 to August 31, 2025, and the financial highlights for the year then ended and the period from December 4, 2024 to August 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
Allspring Core Plus ETF | 35

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $217,545 was designated as a 20% rate gain distribution for the fiscal year ended
August 31, 2026.
For the fiscal year ended August 31, 2026, $13,698,409 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, $1,817,884 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, 13% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

36 | Allspring Core Plus ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Core Plus ETF | 37

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Exchange-Traded Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Core Plus ETF (the “ETF”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); (ii) an investment sub-advisory agreement with Allspring Global Investments, LLC (“AGI”), an affiliate of Allspring Funds Management; and (iii) an investment sub-advisory agreement with Allspring Global Investments (UK) Limited (“AGI UK,” and together with AGI, the “Sub-Advisers,” and the sub-advisory agreements with each of the Sub-Advisers, the “Sub-Advisory Agreements”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately. The Board noted that the ETF commenced operations in December 2024 and has a limited operating history.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the ETF as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the ETF by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* The Board considered the resources devoted by Allspring Funds Management in developing and maintaining the infrastructure necessary to support the ongoing operations of the ETF. In addition, the Board received and considered information about the full range of services provided to the ETF by Allspring Funds Management and its affiliates, including the Sub-Advisers. The Board noted that AGI UK was added as a sub-adviser to the Fund in 2025.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the ETF. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Advisers is “Allspring Global Investments.”

38 | Allspring Core Plus ETF

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the ETF’s liquidity risk management program and as the ETF’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
ETF investment performance and expenses
The Board noted that the ETF had only one year of performance history to review. The Board considered the investment performance results for the ETF over the one-year period ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the ETF (the “Universe”), and in comparison to the ETF’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the funds in the performance Universe. The Board noted that the investment performance of the ETF was in range of the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the ETF was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for the one-year period under review. The Board further noted that it would have the opportunity to review the ETF’s performance over longer periods in connection with future reviews and approvals of the ETF’s Advisory Agreements.
The Board also received and considered information regarding the ETF’s net operating expense ratio. The Board noted that, due to the ETF’s unitary management fee structure, the ETF’s net operating expense ratio was equal to the ETF’s unitary management fee. The Board considered the ETF’s net operating expense ratio in comparison to the median ratio of funds in an expense group that was determined by Broadridge to be similar to the ETF (the “Group”). The Board received a description of the methodology used by Broadridge to select the funds in the expense Group and an explanation of how funds comprising the expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the ETF was lower than the median net operating expense ratio of the expense Group.
The Board took into account the ETF’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the unitary management fee rate payable by the ETF to Allspring Funds Management under the Management Agreement, under which Allspring Funds Management pays all ETF expenses, other than the contractual management fee and certain other expenses. Because of the ETF’s “unitary fee” structure, the Board recognized that while Allspring Funds Management bears the risk that ETF expenses may increase over time, it is possible that Allspring Funds Management may benefit from any price decreases in third-party services paid under the Management Agreement.
Among other information reviewed by the Board was a comparison of the ETF’s unitary management fee with the median management fee paid by funds in the expense Group. The Board noted that the ETF’s unitary management fee was lower than the average management fee for the expense Group.
The Board also received and considered information about the portion of the unitary management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the ETF. In this regard, the Board received information about the differences between an exchange-traded fund and other types of products, including mutual funds. The Board noted that the ETF has a substantially similar investment strategy to the Allspring Core Plus Bond Fund, a mutual fund offered by Allspring Global Investments (the “Mutual Fund”), and that the ETF’s unitary fee rate is lower than the Mutual Fund’s management fee rate. The Board considered the expense group prepared by Broadridge in assessing the unitary fee rate of the ETF relative to its peers, and assessed the management fee of the Mutual Fund relative to the Broadridge expense group for the Mutual Fund’s peers. The Board also considered that the unitary fee rate for the ETF reflects market dynamics for exchange-traded funds relative to mutual funds, including the competitive pricing necessary for an exchange-traded fund to attract investors, and that the management fee of the Mutual Fund and the unitary fee of the ETF should be considered in light of the differing market dynamics and competitive factors relevant to each of the Mutual Fund and the ETF, respectively. Additionally, the Board considered that exchange-traded funds and the ecosystem in which they operate have various fundamental structural, service, and market differences from mutual funds, including that exchange-traded funds operate in both a primary and secondary market.

Allspring Core Plus ETF | 39

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under each Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the ETF was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the ETF, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with ETF shareholders.
The Board noted that the ETF’s unitary management fee does not include breakpoints or expense caps because, like many other actively-managed exchange-traded funds, the unitary fee levels already share potential economies of scale, as the unitary management fee is fixed at a competitive level and will not increase in the future even if the ETF’s operating costs rise and the ETF does not reach scale.
The Board considered that, in addition to the unitary management fee, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through investments in the business intended to enhance services available to the ETF and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the ETF constituted a reasonable approach to sharing potential economies of scale with the ETF and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the ETF. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the ETF and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the ETF. The Board also considered the potential increase in the overall size of Allspring Funds Management’s relationships with the ETF’s authorized participants and lead market makers, which could potentially benefit Allspring Funds Management’s reputation with such firms.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

40 | Allspring Core Plus ETF

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRAPLU 08-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: October 23, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: October 23, 2026